SCUDDER
                                                                     INVESTMENTS


      Scudder Growth and
      Income Fund


--------------------------------------------------------------------------------
                                         Class AARP and Class S Shares
--------------------------------------------------------------------------------


                                         Annual Report
                                         September 30, 2001

      The fund seeks long-term growth of capital, current income, and growth of income while actively seeking to reduce downside risk as compared with other growth and income funds.

Contents
--------------------------------------------------------------------------------

   3    Letter from the Fund's President

   4    Performance Summary

   6    Portfolio Management Review

  12    Portfolio Summary

  14    Investment Portfolio

  19    Financial Statements

  23    Financial Highlights

  25    Notes to Financial Statements

  35    Report of Independent Accountants

  36    Tax Information

  37    Officers and Trustees

  38    Account Management Resources


Scudder Growth and Income Fund                   Ticker Symbol     Fund Number
--------------------------------------------------------------------------------
Class AARP                                           ACDGX             164
--------------------------------------------------------------------------------
Class S                                              SCDGX             064
--------------------------------------------------------------------------------

Zurich Scudder Investments, Inc., is a leading global investment management firm, managing more than $325 billion in assets for individuals, corporate clients, retirement and pension plans, and insurance companies.

Please see the fund's prospectus for more complete information, including a complete description of the fund's investment policies. To obtain a prospectus, download one from aarp.scudder.com (Class AARP) or myScudder.com (Class S), talk to your financial representative or call Shareholder Services at 1-800-253-2277 (Class AARP) or 1-800-SCUDDER (Class S). The prospectus contains more complete information, including management fees and expenses. Please read it carefully before you invest or send money.

Letter from the Fund's President
--------------------------------------------------------------------------------


Dear Shareholder,

The tragedy of September 11 forged many changes in America in a very short time. It changed the way we think about our freedom, our safety, and our position in the world. In the aftermath, however, we have seen great acts of heroism and determination, and it is those aspects of the American character that will guide our recovery.

While we have never faced this type of incident before, history shows that the American people and the U.S. financial systems will recover and endure, as they have through world wars, natural and man-made disasters, assassinations, and other world-shattering events. Some investors may respond to the uncertainty by selling assets and retreating to cash, but our experience has told us to keep a steady hand and a focus on our end goals in spite of short-term turbulence. Investors rarely benefit from hasty decisions. While some may experience temporary setbacks in the quest to achieve their goals, we have confidence in the resilience of the American people and our financial markets.

At Zurich Scudder Investments, we are ready to serve you. If you feel compelled to make changes in your investment program, please guard against overreaction to help maintain the best strategy and to achieve your personal long-term goals. If you have any questions, please call us toll-free or visit us on the Web.

Sincerely,

/s/ Lin Coughlin

Linda C. Coughlin
President
Scudder Growth and Income Fund

--------------------------------------------------------------------------------
                    AARP Investment Program            Scudder Class S

   Web site:           aarp.scudder.com                 myScudder.com
   Toll-free:           1-800-253-2277                  1-800-SCUDDER
--------------------------------------------------------------------------------

Performance Summary                                           September 30, 2001
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 Average Annual Total Returns
--------------------------------------------------------------------------------

                                             1-Year    3-Year   5-Year   10-Year
--------------------------------------------------------------------------------
Scudder Growth and Income Fund -- Class S   -24.14%    -2.81%    4.32%     9.90%
--------------------------------------------------------------------------------
S&P 500 Index+                              -26.63%     2.03%   10.22%    12.70%
--------------------------------------------------------------------------------

                                                                         Life of
                                                               1-Year     Class*
--------------------------------------------------------------------------------
Scudder Growth and Income Fund -- Class AARP*                  -24.15%   -21.81%
--------------------------------------------------------------------------------
S&P 500 Index+                                                 -26.63%   -28.53%
--------------------------------------------------------------------------------

* On August 14, 2000 the Fund commenced offering Class AARP shares.

Sources: Lipper, Inc. and Zurich Scudder Investments, Inc.

--------------------------------------------------------------------------------
 Net Asset Value and Distribution Information
--------------------------------------------------------------------------------

                                                        Class AARP      Class S
--------------------------------------------------------------------------------
Net Asset Value:
9/30/01                                                $   19.08     $   19.08
--------------------------------------------------------------------------------
9/30/00                                                $   27.01     $   27.02
--------------------------------------------------------------------------------
Distribution Information:
Twelve Months:
  Income Dividends                                     $    0.18     $    0.19
--------------------------------------------------------------------------------
  Capital Gains Distributions                          $    1.56     $    1.56
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 Class S Lipper Rankings -- Large-Cap Core Funds Category
--------------------------------------------------------------------------------

                                                         Number of
                                                           Funds     Percentile
Period                                     Rank          Tracked       Ranking
--------------------------------------------------------------------------------
1-Year                                      148     of      669          23
--------------------------------------------------------------------------------
3-Year                                      416     of      473          88
--------------------------------------------------------------------------------
5-Year                                      253     of      300          85
--------------------------------------------------------------------------------
10-Year                                     66      of      97           68
--------------------------------------------------------------------------------

Rankings/ratings are historical and do not guarantee future results.

Source: Lipper, Inc.

--------------------------------------------------------------------------------
 Growth of an Assumed $10,000 Investment
--------------------------------------------------------------------------------

              Scudder Growth and Income
                  Fund -- Class S          S&P 500 Index+
         1991        10000                     10000
         1992        11257                     11107
         1993        13408                     12551
         1994        14489                     13013
         1995        17326                     16884
         1996        20813                     20316
         1997        29238                     28536
         1998        28011                     31117
         1999        31142                     39774
         2000        33894                     45063
         2001        25714                     33049




                        Yearly periods ended September 30
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 Comparative Results
--------------------------------------------------------------------------------

Scudder Growth and Income Fund               1-Year    3-Year   5-Year   10-Year
--------------------------------------------------------------------------------
Class S            Growth of $10,000         $7,586    $9,180  $12,355  $25,714
                   -------------------------------------------------------------
                   Average annual
                   total return              -24.14%    -2.81%    4.32%    9.90%
--------------------------------------------------------------------------------
S&P 500 Index+     Growth of $10,000         $7,337   $10,623  $16,269  $33,049
                   -------------------------------------------------------------
                   Average annual
                   total return              -26.63%     2.03%   10.22%   12.70%
--------------------------------------------------------------------------------

The growth of $10,000 is cumulative.

+ The Standard & Poor's (S&P) 500 Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

All performance is historical, assumes reinvestment of all dividends and capital gains, and is not indicative of future results. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Returns and rankings may differ by share classes. Performance of the classes may differ, expense ratios are the same.

Please call (800) 728-3337 for the fund's most up-to-date performance.

Portfolio Management Review
--------------------------------------------------------------------------------

Scudder Growth and Income Fund: A Team Approach to Investing

               Scudder Growth and Income Fund is managed by a team of Zurich Scudder Investments, Inc. (the "Advisor") professionals, each of whom plays an important role in the fund's management process. Team members work together to develop investment strategies and select securities for the fund's portfolio. They are supported by the Advisor's large staff of economists, research analysts, traders, and other investment specialists who work in offices across the United States and abroad. The Advisor believes that a team approach benefits fund investors by bringing together many disciplines and leveraging the firm's extensive resources.

               Lead Portfolio Manager Kathleen T. Millard joined the Advisor and the fund team in 1991. Ms. Millard is responsible for setting the fund's investment strategy and overseeing the fund's day-to-day operations. Ms. Millard has over 18 years of investment industry experience.

               Portfolio Manager Gregory S. Adams joined the Advisor and the fund team in 1999 and focuses on stock selection and investment strategy. Mr. Adams has over 13 years of investment industry experience.

In the following interview, Portfolio Managers Kathleen Millard and Gregory Adams discuss Scudder Growth and Income Fund's strategy and the market environment during the 12-month period ended September 30, 2001.

                     Q: The U.S. stock market was experiencing weakness even before the tragic terrorist attacks of September 11. What factors have been influencing the market's behavior?

                     A: Stocks have been hurt by a number of factors in 2001. The economic slowdown has lasted longer than most investors expected, despite the favorable combination of lower taxes and sharp reductions in short-term interest rates. Slower growth, in turn, has taken a toll on corporate earnings across a wide variety of sectors, most notably technology and telecommunications. Although hopes for a recovery have led to periodic rallies in the stock market, these ongoing concerns have led to a significant downdraft. And just as it appeared that the economy was reaching a bottom, the events of September 11 created a fresh set of concerns and caused stocks to fall to levels not seen since the financial crises of 1998. This investment backdrop presented mutual fund investors -- many of whom had never experienced a bear market -- with an extremely challenging environment.

                     Q: Has your investment strategy changed following September 11?

                     A: We made only modest changes to the portfolio in the wake of the tragedy, primarily adding to positions in stocks the fund already owns. The reason for this is that the portfolio is constructed for the long term, using our three-step discipline that focuses on fundamentals, valuation, and risk management. The fund is not immune to market corrections, of course, but it is populated with strong, successful companies selling at what we see as reasonable valuations. For example, the fund holds stocks in major U.S. corporations such as Verizon, which helped downtown New York resume operations in the wake of the attack; Johnson & Johnson, which recently introduced an innovative drug-coated stent that will change the lives of many patients; Wal-Mart, which continues to provide consumers with value-priced merchandise; and Exxon, which has endured disrupted oil markets many, many times. The future survival and prosperity of these companies is not in doubt, even though the prices of their shares have fallen.

                     An example of a position to which we added after the September 11 attack is PeopleSoft, which sells software to corporations. We have met with the company's management team several times and are confident that they are executing their plan to improve profit margins and boost sales. When the stock fell into the high teens -- a price we thought was very attractive -- we increased the fund's position. This is an example of how our long-term approach allows us to look past short-term market volatility.

                     Q: How has the fund performed in this challenging environment?

                     A: The fund has lost ground, but that should be expected since it is a stock fund and will fluctuate with the market. Our goal is to provide strong relative performance -- meaning that we strive to stay ahead of both the benchmark and the fund's peer group -- and on this count we continue to succeed. The fund's Class S shares returned -24.14 percent for the one-year period ended September 30, 2001, compared with a return of -26.63 percent for the S&P 500 index and -27.41 percent for the average fund in its Lipper peer group -- Large-Cap Core Funds. While we understand that relative performance is not necessarily a consolation during a bear market, we are pleased that the fund outperformed during a difficult period. We believe this result underscores the effectiveness of our disciplined, three-part investment strategy.

                     Q: What factors had the largest impact on performance during the 12-month period?

                     A: The fund's performance was helped by strong stock selection and an overweight^1 position in the health care sector, which performed well as investors sought "defensive" stocks (i.e., those with the ability to perform better in a weak economy). Our investment models helped lead us to two stocks in the medical device and biotechnology areas -- Biomet and Genzyme -- as well as larger device and supply companies such as Baxter International, Johnson & Johnson, and Abbott Labs. Consistent with our focus on valuation, we took profits in some of the better performers in this area during the latter part of the period.

                     Performance was also helped by the fund's weighting in telecommunications services, as well as our stock picking within the group. While the stock prices of many start-up companies in this sector fell deep into single digits on bankruptcy concerns, we were focused on more fundamentally sound companies such as Sprint and the regional operators Verizon, SBC Communications, and BellSouth. Such stocks tended to perform better than the overall sector (and the market as a whole) in a difficult environment.

                     The fund's underweight position in the poor-performing technology sector was a third factor in its outperformance.


^1   The terms "overweight" or "underweight" refer to the percentage of assets within a portfolio relative to the percentage in the portfolio's benchmark index or investment universe.

                     Our stock selection in this area was not as strong as it was during 2000, however. Within the tech group, the fund was overweight in software and semiconductor (computer chip) companies, and underweight in hardware and telecom equipment -- two areas that have been more exposed to weakness in the overall economy. However, some of the equipment companies have become so inexpensive in our valuation models that we have begun to build a larger position in the group.

                     On the negative side, performance was hurt by stock selection and an underweight position in the consumer staples sector, which -- like health care -- tends to perform better in a slow economy, since companies in the group produce necessities such as food and beverages. Performance was also hurt by our stock picks in the consumer discretionary^2 sector, where the advertising agency Interpublic Group fell sharply and detracted from returns, even though we were able to exit the stock before the final decline. Within this sector, the fund continues to hold positions in retailers, media companies, and automotive companies (where we have begun to add to the fund's position recently). An underweight position in industrial stocks -- a sector that performed better than the market as a whole -- also detracted from performance.

                     Q:  What is your outlook for the U.S. stock market?

                     A: Psychology and emotion were the most important factors in U.S. market performance in the weeks following the terrorist attacks, but we believe the outlook for earnings, interest rates, and valuations will continue to be the drivers of both the market and individual stocks over time. While conditions appear difficult at the moment, we

^2 "Consumer discretionary" companies are those that make products that are primarily bought by consumers, but which are not staples such as food or beverages. For example: automakers, retailers, media companies, and hotel operators fall in this category.

                     are confident that our economy will emerge from recession and that positive returns for equity investors will be seen in the future.

                     As a result, we believe it is important to keep in mind that while it is sometimes difficult to own stocks or stock funds when the market is falling, times of fear historically have not been good occasions to sell. It is also important to note that while the U.S. stock market appears to be heading for its second consecutive down year, it is very rare for the market to lose ground three years in a row. In fact, stocks have generally performed well following two straight losing years. Past performance is no guarantee of future results, of course, but an investor who sells now locks in his or her loss and will therefore be unable to participate in any future upside. Given that interest rates are low and that the government appears ready to provide an additional stimulus to the economy, we believe that rather than making decisions based on emotion, investors should remain focused on the continued long-term growth potential of the U.S. stock market.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The managers' views are subject to change at any time, based on market and other conditions.

Portfolio Summary                                             September 30, 2001
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 Asset Allocation                                       9/30/01        9/30/00
--------------------------------------------------------------------------------
Common Stocks                                              96%            97%
Cash Equivalents                                            4%             3%
--------------------------------------------------------------------------------
                                                          100%           100%
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 Sector Diversification (Excludes Cash Equivalents)     9/30/01        9/30/00
--------------------------------------------------------------------------------
Financial                                                  20%            20%
Health                                                     17%            12%
Technology                                                 13%            17%
Communications                                              9%             6%
Energy                                                      8%             9%
Manufacturing                                               8%            10%
Consumer Staples                                            8%             7%
Consumer Discretionary                                      7%             --
Service Industries                                          4%             --
Media                                                       3%             4%
Durables                                                    3%             3%
Other                                                       --            12%
--------------------------------------------------------------------------------
                                                          100%           100%
--------------------------------------------------------------------------------

Asset allocation and sector diversification are subject to change.

--------------------------------------------------------------------------------
 Ten Largest Equity Holdings at September 30, 2001* (29.3% of Portfolio)
--------------------------------------------------------------------------------

 1. Bank of America Corp.                                                  3.4%
    Provider of commercial banking services
--------------------------------------------------------------------------------
 2. General Electric Co.                                                   3.3%
    Producer of electrical equipment
--------------------------------------------------------------------------------
 3. Microsoft Corp.                                                        3.2%
    Developer of computer software
--------------------------------------------------------------------------------
 4. American Home Products Corp.                                           3.2%
    Manufacturer and retailer of pharmaceuticals and consumer health care products
--------------------------------------------------------------------------------
 5. Citigroup, Inc.                                                        3.1%
    Provider of diversified financial services
--------------------------------------------------------------------------------
 6. Exxon Mobil Corp.                                                      3.0%
    Provider of oil internationally
--------------------------------------------------------------------------------
 7. Johnson & Johnson                                                      2.9%
    Provider of health care products
--------------------------------------------------------------------------------
 8. Verizon Communications, Inc.                                           2.5%
    Provider of wireline voice and data services
--------------------------------------------------------------------------------
 9. Wal-Mart Stores, Inc.                                                  2.5%
    Operator of discount stores
--------------------------------------------------------------------------------
10. American International Group, Inc.                                     2.2%
    Provider of insurance services
--------------------------------------------------------------------------------

*   Portfolio holdings are subject to change.

For more complete details about the fund's investment portfolio, see page 14. A quarterly Fund Summary and Portfolio Holdings are available upon request.

Investment Portfolio                                    as of September 30, 2001
--------------------------------------------------------------------------------

                                                      Shares         Value ($)
--------------------------------------------------------------------------------
Common Stocks 96.1%
--------------------------------------------------------------------------------

Communications 8.8%
--------------------------------------------------------------------------------
Cellular Telephone 1.8%
AT&T Wireless Services, Inc.*                        5,774,800      86,275,512
Nokia Oyj (ADR)                                      2,299,700      35,990,305
--------------------------------------------------------------------------------
                                                                   122,265,817
--------------------------------------------------------------------------------
Telephone/Communications 7.0%
BellSouth Corp.                                      2,155,000      89,540,250
SBC Communications, Inc.                             2,115,140      99,665,397
Sprint Corp.                                         4,876,500     117,084,765
Verizon Communications, Inc.                         3,191,590     172,696,935
--------------------------------------------------------------------------------
                                                                   478,987,347
--------------------------------------------------------------------------------
Consumer Discretionary 7.3%
--------------------------------------------------------------------------------
Department & Chain Stores 6.5%
Home Depot, Inc.                                     3,128,700     120,048,219
May Department Stores Co.                            2,309,600      67,024,592
TJX Companies, Inc.                                  2,718,700      89,445,230
Wal-Mart Stores, Inc.                                3,423,200     169,448,400
--------------------------------------------------------------------------------
                                                                   445,966,441
--------------------------------------------------------------------------------
Recreational Products 0.8%
Mattel, Inc.                                         3,453,100      54,075,546
--------------------------------------------------------------------------------
Consumer Staples 7.3%
--------------------------------------------------------------------------------
Alcohol 1.6%
Anheuser-Busch Companies, Inc.                       2,696,800     112,941,984
--------------------------------------------------------------------------------
Food & Beverage 4.3%
Albertson's, Inc.                                    2,259,000      72,016,920
PepsiCo, Inc.                                        2,052,400      99,541,400
Unilever NV (New York shares)                        2,357,500     127,352,150
--------------------------------------------------------------------------------
                                                                   298,910,470
--------------------------------------------------------------------------------
Package Goods/Cosmetics 1.4%
Avon Products, Inc.                                  2,027,900      93,790,375
--------------------------------------------------------------------------------



    The accompanying notes are an integral part of the financial statements.

                                                      Shares         Value ($)
--------------------------------------------------------------------------------
Durables 2.6%
--------------------------------------------------------------------------------
Aerospace 0.5%
United Technologies Corp.                              737,900      34,312,350
--------------------------------------------------------------------------------
Automobiles 1.2%
Delphi Automotive Systems Corp.                      1,624,700      19,090,225
Ford Motor Co.                                       3,464,342      60,106,334
--------------------------------------------------------------------------------
                                                                    79,196,559
--------------------------------------------------------------------------------
Telecommunications Equipment 0.9%
Corning, Inc.                                        3,253,675      28,697,414
Lucent Technologies, Inc.                            6,036,400      34,588,572
--------------------------------------------------------------------------------
                                                                    63,285,986
--------------------------------------------------------------------------------
Energy 7.8%
--------------------------------------------------------------------------------
Oil & Gas Production 0.9%
Burlington Resources, Inc.                           1,854,700      63,449,287
--------------------------------------------------------------------------------
Oil/Gas Transmission 0.7%
Exelon Corp.                                         1,144,683      51,052,862
--------------------------------------------------------------------------------
Oil Companies 6.2%
Chevron Corp.                                          950,975      80,595,131
Exxon Mobil Corp.                                    5,220,838     205,701,017
Royal Dutch Petroleum Co. (New York shares)          1,551,300      77,952,825
TotalFinaElf SA                                        459,437      61,708,593
--------------------------------------------------------------------------------
                                                                   425,957,566
--------------------------------------------------------------------------------
Financial 19.1%
--------------------------------------------------------------------------------
Banks 7.1%
Bank of America Corp.                                3,969,100     231,795,440
Bank of New York Co., Inc.                           3,303,600     103,964,292
FleetBoston Financial Corp.                          1,780,900      65,448,075
Wachovia Corp.                                       2,787,300      86,406,300
--------------------------------------------------------------------------------
                                                                   487,614,107
--------------------------------------------------------------------------------
Consumer Finance 3.1%
Citigroup, Inc.                                      5,320,399     215,476,160
--------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.

                                                      Shares         Value ($)
--------------------------------------------------------------------------------
Insurance 2.2%
American International Group, Inc.                   1,929,050     150,465,900
--------------------------------------------------------------------------------
Other Financial Companies 6.7%
Fannie Mae                                           1,372,575     109,888,355
Lehman Brothers Holdings, Inc.                       1,306,800      74,291,580
Marsh & McLennan Companies, Inc.                       863,700      83,519,790
Morgan Stanley Dean Witter & Co.                     1,478,300      68,519,205
Washington Mutual, Inc.                              3,280,200     126,222,096
--------------------------------------------------------------------------------
                                                                   462,441,026
--------------------------------------------------------------------------------
Health 16.0%
--------------------------------------------------------------------------------
Biotechnology 1.0%
Genzyme Corporation (General Division)*              1,482,500      67,335,150
--------------------------------------------------------------------------------
Medical Supply & Specialty 2.6%
Baxter International, Inc.                           1,893,600     104,242,680
Biomet, Inc.                                         2,639,800      77,214,150
--------------------------------------------------------------------------------
                                                                   181,456,830
--------------------------------------------------------------------------------
Pharmaceuticals 12.4%
Abbott Laboratories                                  2,266,200     117,502,470
American Home Products Corp.                         3,750,900     218,489,925
Bristol-Myers Squibb Co.                             1,254,450      69,697,242
Eli Lilly & Co.                                      1,173,300      94,685,310
Johnson & Johnson                                    3,600,900     199,489,860
Merck & Co., Inc.                                      846,600      56,383,560
Pfizer, Inc.                                         2,414,500      96,821,450
--------------------------------------------------------------------------------
                                                                   853,069,817
--------------------------------------------------------------------------------
Manufacturing 7.4%
--------------------------------------------------------------------------------
Chemicals 1.2%
Dow Chemical Co.                                     2,509,500      82,211,220
--------------------------------------------------------------------------------
Containers & Paper 1.5%
International Paper Co.                              2,986,400     103,926,720
--------------------------------------------------------------------------------
Diversified Manufacturing 4.2%
General Electric Co.                                 6,091,500     226,603,800
--------------------------------------------------------------------------------



    The accompanying notes are an integral part of the financial statements.

                                                      Shares         Value ($)
--------------------------------------------------------------------------------
Tyco International Ltd.                              1,388,700      63,185,850
--------------------------------------------------------------------------------
                                                                   289,789,650
--------------------------------------------------------------------------------
Machinery/Components/Controls 0.5%
Ingersoll-Rand Co.                                   1,048,400      35,435,920
--------------------------------------------------------------------------------
Media 3.0%
--------------------------------------------------------------------------------
Broadcasting & Entertainment 1.8%
AOL Time Warner, Inc.                                2,174,500      71,975,950
Walt Disney Co.                                      2,619,800      48,780,676
--------------------------------------------------------------------------------
                                                                   120,756,626
--------------------------------------------------------------------------------
Cable Television 1.2%
Comcast Corp.                                        2,235,700      80,194,559
--------------------------------------------------------------------------------
Service Industries 3.3%
--------------------------------------------------------------------------------
EDP Services 1.1%
Automatic Data Processing, Inc.                      1,569,300      73,819,872
--------------------------------------------------------------------------------
Environmental Services 1.2%
Waste Management, Inc.                               3,194,000      85,407,560
--------------------------------------------------------------------------------
Printing/Publishing 1.0%
McGraw-Hill, Inc.                                    1,244,100      72,406,620
--------------------------------------------------------------------------------
Technology 12.5%
--------------------------------------------------------------------------------
Computer Software 5.6%
Adobe Systems, Inc.                                  1,517,800      36,396,844
Microsoft Corp.                                      4,343,400     222,251,778
Oracle Corp.*                                        4,405,800      55,424,964
PeopleSoft, Inc.                                     3,826,400      69,028,256
--------------------------------------------------------------------------------
                                                                   383,101,842
--------------------------------------------------------------------------------
Electronic Components/Distributors 0.8%
Cisco Systems, Inc.                                  4,570,500      55,668,690
--------------------------------------------------------------------------------
Electronic Data Processing 2.2%
Compaq Computer Corp.                                5,836,100      48,497,991
International Business Machines Corp.                1,113,800     102,803,740
--------------------------------------------------------------------------------
                                                                   151,301,731
--------------------------------------------------------------------------------



    The accompanying notes are an integral part of the financial statements.

                                                      Shares         Value ($)
--------------------------------------------------------------------------------
Semiconductors 3.9%
Applied Materials, Inc.                              3,084,700      87,728,868
Intel Corp.                                          5,200,750     106,043,293
Texas Instruments, Inc.                              2,868,000      71,642,640
--------------------------------------------------------------------------------
                                                                   265,414,801
--------------------------------------------------------------------------------
Transportation 1.0%
--------------------------------------------------------------------------------
Railroads
Union Pacific Corp.                                  1,435,800      67,339,017
--------------------------------------------------------------------------------
Total Common Stocks (Cost $6,343,736,351)                        6,608,826,408
--------------------------------------------------------------------------------


                                                     Principal
                                                     Amount ($)   Value ($)
--------------------------------------------------------------------------------
 Cash Equivalents 3.9%
--------------------------------------------------------------------------------

Zurich Scudder Cash Management QP Trust, 3.20%
  (b) (Cost $268,203,938)                          268,203,938     268,203,938
--------------------------------------------------------------------------------
Total Investment Portfolio -- 100.0% (Cost $6,611,940,289) (a)   6,877,030,346
--------------------------------------------------------------------------------

(a) The cost for federal income tax purposes was $6,642,294,507. At September 30, 2001, net unrealized appreciation for all securities based on tax cost was $234,735,839. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $925,358,090 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $690,622,251.

(b) Zurich Scudder Cash Management QP Trust is also managed by Zurich Scudder Investments, Inc. The unaudited rate shown is the annualized seven-day yield at period end.

*   Non-income producing security.



    The accompanying notes are an integral part of the financial statements.

Financial Statements
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 Statement of Assets and Liabilities as of September 30, 2001
--------------------------------------------------------------------------------

Assets
--------------------------------------------------------------------------------
Investments in securities, at value (cost $6,611,940,289)       $ 6,877,030,346
--------------------------------------------------------------------------------
Receivable for investments sold                                      53,081,606
--------------------------------------------------------------------------------
Dividends receivable                                                  5,352,399
--------------------------------------------------------------------------------
Receivable for Fund shares sold                                       2,692,810
--------------------------------------------------------------------------------
Foreign taxes recoverable                                               257,323
--------------------------------------------------------------------------------
Total assets                                                      6,938,414,484
--------------------------------------------------------------------------------

Liabilities
--------------------------------------------------------------------------------
Payable for investments purchased                                    18,783,097
--------------------------------------------------------------------------------
Payable for Fund shares redeemed                                     24,956,329
--------------------------------------------------------------------------------
Accrued management fee                                                2,723,803
--------------------------------------------------------------------------------
Other accrued expenses and payables                                   1,775,040
--------------------------------------------------------------------------------
Total liabilities                                                    48,238,269
--------------------------------------------------------------------------------
Net assets, at value                                            $ 6,890,176,215
--------------------------------------------------------------------------------

Net Assets
--------------------------------------------------------------------------------
Net assets consist of:
Net unrealized appreciation (depreciation) on:
  Investments                                                       265,090,057
--------------------------------------------------------------------------------
  Foreign currency related transactions                                 (38,242)
--------------------------------------------------------------------------------
Accumulated net realized gain (loss)                               (161,054,786)
--------------------------------------------------------------------------------
Paid-in capital                                                   6,786,179,186
--------------------------------------------------------------------------------
Net assets, at value                                            $ 6,890,176,215
--------------------------------------------------------------------------------




    The accompanying notes are an integral part of the financial statements.

----------------------------------------------------------------------------------------------
 Statement of Assets and Liabilities as of September 30, 2001 (continued)
----------------------------------------------------------------------------------------------
Net Asset Value
----------------------------------------------------------------------------------------------
Class AARP

Net Asset Value, offering and redemption price per share ($3,416,383,961 /
179,008,909 outstanding shares of beneficial interest, $.01 par value, unlimited
number of shares authorized)                                                        $    19.08
----------------------------------------------------------------------------------------------
Class S

Net Asset Value, offering and redemption price per share ($3,434,294,917 /
179,970,153 outstanding shares of beneficial interest, $.01 par value, unlimited
number of shares authorized)                                                        $    19.08
----------------------------------------------------------------------------------------------
Class A

Net Asset Value and redemption price per share ($22,570,249 / 1,188,651 outstanding shares of beneficial interest, $.01 par value, unlimited number of
shares authorized)                                                                  $    18.99
----------------------------------------------------------------------------------------------
Maximum offering price per share (100 / 94.25 of $18.99)                            $    20.15
----------------------------------------------------------------------------------------------
Class B

Net Asset Value, offering and redemption price per share (subject to contingent deferred sales charge) ($13,295,264 / 701,047 outstanding shares of beneficial
interest, $.01 par value, unlimited number of shares authorized)                    $    18.96
----------------------------------------------------------------------------------------------
Class C

Net Asset Value, offering and redemption price per share (subject to contingent deferred sales charge) ($3,631,824 / 191,476 outstanding shares of beneficial
interest, $.01 par value, unlimited number of shares authorized)                    $    18.97
----------------------------------------------------------------------------------------------



    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
 Statement of Operations for the year ended September 30, 2001
--------------------------------------------------------------------------------

Investment Income
--------------------------------------------------------------------------------
Income:

Dividends (net of foreign taxes withheld of $2,513,699)         $   130,531,381
--------------------------------------------------------------------------------
Interest                                                              4,855,617
--------------------------------------------------------------------------------
Total Income                                                        135,386,998
--------------------------------------------------------------------------------
Expenses:
Management fee                                                       41,076,392
--------------------------------------------------------------------------------
Administrative fee                                                   27,413,227
--------------------------------------------------------------------------------
Distribution service fees                                                94,724
--------------------------------------------------------------------------------
Trustees' fees and expenses                                             185,763
--------------------------------------------------------------------------------
Other                                                                   335,748
--------------------------------------------------------------------------------
Total expenses, before expense reductions                            69,105,854
--------------------------------------------------------------------------------
Expense reductions                                                       (6,243)
--------------------------------------------------------------------------------
Total expenses, after expense reductions                             69,099,611
--------------------------------------------------------------------------------
Net investment income (loss)                                         66,287,387
--------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss) on Investment Transactions
--------------------------------------------------------------------------------
Net realized gain (loss) from:
Investments                                                         (28,589,204)
--------------------------------------------------------------------------------
Foreign currency related transactions                                   241,032
--------------------------------------------------------------------------------
                                                                    (28,348,172)
--------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) on:
Investments                                                      (2,441,572,292)
--------------------------------------------------------------------------------
Foreign currency related transactions                                    95,481
--------------------------------------------------------------------------------
                                                                 (2,441,476,811)
--------------------------------------------------------------------------------
Net gain (loss) on investment transactions                       (2,469,824,983)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations $(2,403,537,596)
--------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
 Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                   Year Ended      Nine Months      Year Ended
Increase (Decrease) in Net       September 30,   Ended September   December 31,
Assets                                2001          30, 2000           1999
--------------------------------------------------------------------------------
Operations:

Net investment income (loss)    $    66,287,387 $    31,129,441  $   127,835,510
--------------------------------------------------------------------------------
Net realized gain (loss) on
investment transactions             (28,348,172)    526,852,291      204,568,011
--------------------------------------------------------------------------------
Net unrealized appreciation
(depreciation) on investment
transactions during the period   (2,441,476,811)   (443,434,428)      80,707,122
--------------------------------------------------------------------------------
Net increase (decrease) in net
assets resulting from operations (2,403,537,596)    114,547,304      413,110,643
--------------------------------------------------------------------------------
Distributions to shareholders
from:
Net investment income:
  Class AARP                        (34,022,312)     (6,540,406)              --
--------------------------------------------------------------------------------
  Class S                           (36,888,673)    (24,110,895)   (134,071,528)
--------------------------------------------------------------------------------
  Class A                               (87,138)         (5,565)       (131,770)
--------------------------------------------------------------------------------
  Class B                                   (93)             --               --
--------------------------------------------------------------------------------
  Class C                                  (162)             --               --
--------------------------------------------------------------------------------
Net realized gains:
  Class AARP                       (298,428,127)             --               --
--------------------------------------------------------------------------------
  Class S                          (316,124,883)    (46,198,585)   (177,492,521)
--------------------------------------------------------------------------------
  Class A                              (509,920)        (52,957)        (31,861)
--------------------------------------------------------------------------------
Fund share transactions:
Proceeds from shares sold           662,030,982     625,361,381    1,519,001,419
--------------------------------------------------------------------------------
Net assets acquired in tax-free
reorganizations                      35,225,719   5,468,339,280               --
--------------------------------------------------------------------------------
Reinvestment of distributions       622,603,436      71,677,113      294,028,961
--------------------------------------------------------------------------------
Cost of shares redeemed          (2,534,234,334) (1,779,851,996) (2,725,680,063)
--------------------------------------------------------------------------------
Net increase (decrease) in net
assets from Fund share
transactions                     (1,214,374,197)  4,385,525,778    (912,649,683)
--------------------------------------------------------------------------------
Increase (decrease) in net assets(4,303,973,101)  4,423,164,674    (811,266,720)
--------------------------------------------------------------------------------
Net assets at beginning of
period                           11,194,149,316   6,770,984,642    7,582,251,362
--------------------------------------------------------------------------------
Net assets at end of period
(including undistributed net
investment income of $2,019,912
at September 30, 2000)          $ 6,890,176,215 $11,194,149,316  $ 6,770,984,642
--------------------------------------------------------------------------------



    The accompanying notes are an integral part of the financial statements.

Financial Highlights
--------------------------------------------------------------------------------

Class AARP

--------------------------------------------------------------------------------
 Year Ended September 30,                                       2001^a    2000^b
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of period                           $27.01  $27.09
--------------------------------------------------------------------------------
Income (loss) from investment operations:

  Net investment income (loss)^c                                  .17     .01
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investment
  transactions                                                  (6.36)   (.06)
--------------------------------------------------------------------------------
  Total from investment operations                              (6.19)   (.05)
--------------------------------------------------------------------------------
Less distributions from:

  Net investment income                                          (.18)   (.03)
--------------------------------------------------------------------------------
  Net realized gains on investment transactions                 (1.56)     --
--------------------------------------------------------------------------------
  Total distributions                                           (1.74)   (.03)
--------------------------------------------------------------------------------
Net asset value, end of period                                 $19.08  $27.01
--------------------------------------------------------------------------------
Total Return (%)                                               (24.15)   (.18)**
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)                          3,416   5,353
--------------------------------------------------------------------------------
Ratio of expenses (%)                                             .76     .75*
--------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                         .71     .04**
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                                        57      55*
--------------------------------------------------------------------------------

^a   For the year ended September 30, 2001.

^b For the period from August 14, 2000 (commencement of sales of Class AARP shares) to September 30, 2000.

^c   Based on average shares outstanding during the period.

*    Annualized

**   Not annualized

Class S

--------------------------------------------------------------------------------
 Years Ended September 30,       2001^a  2000^b  1999^c  1998^c  1997^c  1996^c
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of
period                          $27.02   $26.69   $26.31  $27.33  $23.23 $20.23
--------------------------------------------------------------------------------
Income (loss) from investment
operations:

  Net investment income (loss)^d   .17      .13      .48     .62     .62    .60
--------------------------------------------------------------------------------
  Net realized and unrealized
  gain (loss) on investment
  transactions                   (6.36)     .51     1.11    1.06    6.26   3.84
--------------------------------------------------------------------------------
  Total from investment
  operations                     (6.19)     .64     1.59    1.68    6.88   4.44
--------------------------------------------------------------------------------
Less distributions from:

  Net investment income           (.19)    (.11)    (.51)   (.61)   (.58)  (.57)
--------------------------------------------------------------------------------
  Net realized gains on
  investment transactions        (1.56)    (.20)    (.70)  (2.09)  (2.20)  (.87)
--------------------------------------------------------------------------------
  Total distributions            (1.75)    (.31)   (1.21)  (2.70)  (2.78) (1.44)
--------------------------------------------------------------------------------
Net asset value, end of period  $19.08   $27.02   $26.69  $26.31  $27.33 $23.23
--------------------------------------------------------------------------------
Total Return (%)                (24.14)    2.32**   6.15    6.07   30.31  22.18
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period
($ millions)                     3,434    5,834    6,765   7,582   6,834  4,186
--------------------------------------------------------------------------------
Ratio of expenses (%)              .76      .86^e*   .80     .74     .76    .78
--------------------------------------------------------------------------------
Ratio of net investment income
(loss) (%)                         .71       64*    1.76    2.20    2.31   2.77
--------------------------------------------------------------------------------
Portfolio turnover rate (%)         57       55*      70      41      22     27
--------------------------------------------------------------------------------

^a   For the year ended September 30, 2001.

^b For the nine months ended September 30, 2000. On February 7, 2000, the Fund changed its fiscal year end from December 31 to September 30.

^c   For the year ended December 31.

^d   Based on average shares outstanding during the period.

^e The ratio of operating expenses excluding costs incurred in connection with the reorganization in fiscal 2000 was .84%.

*   Annualized

**  Not annualized

Notes to Financial Statements
--------------------------------------------------------------------------------


 A. Significant Accounting Policies

Scudder Growth and Income Fund (the "Fund") is a diversified series of Investment Trust (the "Trust") which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers multiple classes of shares. On December 29, 2000 the Fund commenced offering additional shares: Class B and Class C. In addition, on December 29, 2000, Class R Shares were redesignated as Class A. These classes of shares provide investors with different purchase options. Class A shares are offered to investors subject to an initial sales charge. Class B shares are offered without an initial sales charge, but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are offered without an initial sales charge but are subject to higher ongoing expenses than Class A and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares do not convert into another class. Shares of Class AARP are designed for members of AARP. Class S and AARP shares are not subject to initial or contingent deferred sales charges. Class S shares are generally not available to new investors. Certain detailed information for the Class A, B and C shares is provided separately and is available upon request.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution service fees, administrative fees and certain other class-specific expenses. Differences in class expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading. Equity securities are valued at the most recent sale price reported on the exchange (U.S. or foreign) or over-the-counter market on which the security is traded most extensively. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost. Investments in open-end investment companies and Zurich Scudder Cash Management QP Trust are valued at their net asset value each business day.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Trustees.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the disposition of forward foreign currency exchange contracts and foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gains and losses on investment securities.

Repurchase Agreements. The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund, through its custodian or subcustodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to at least the principal amount of the repurchase price plus accrued interest.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, the Fund paid no federal income taxes and no federal income tax provision was required.

The Fund inherited appoximately $2,943,000 of capital losses from its merger (see Note F) with Kemper US Growth and Income Fund, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until September 30, 2008 ($1,589,000), September 30, 2007 ($684,000), September 30, 2006 ($263,000) and September 30, 2005 ($407,000), the
respective expiration dates, whichever occurs first, subject to certain limitations imposed by sections 382-384 of the Internal Revenue Code.

In addition, from November 1, 2000 through September 30, 2001, the Fund incurred approximately $127,758,000 of net realized capital losses. As permitted by tax regulations, the Fund intends to elect to defer these losses and treat them as arising in the fiscal year ending September 30, 2002.

Distribution of Income and Gains. Distributions of net investment income, if any, are made quarterly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investments in certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

Other. Investment transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Realized gains and losses from investment transactions are recorded on an identified cost basis. Other expenses in the Statement of Operations include ordinary changes of estimates in certain expenses.

B. Purchases and Sales of Securities

During the year ended September 30, 2001, purchases and sales of investment securities (excluding short-term investments) aggregated $5,134,088,089 and $6,987,458,002, respectively.

C. Related Parties

Management Agreement. Under the Investment Management Agreement (the "Management Agreement") with Zurich Scudder Investments Inc., ("ZSI" or the "Advisor"), formerly Scudder Kemper Investments, Inc., the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Management Agreement. The management fee payable under the Management Agreement is equal to an annual rate of 0.45% of the first

$14,000,000,000 of the Fund's average daily net assets, 0.425% of the next $2,000,000,000 of such net assets, 0.400% of the next $2,000,000,000 of such net assets and 0.385% of such net assets in excess of $18,000,000,000, computed and accrued daily and payable monthly.

Accordingly, for the year ended September 30, 2001, the fee pursuant to the Management Agreement were equivalent to an annual effective rate of 0.45% of the Fund's average daily net assets.

On September 24, 2001, Deutsche Bank and Zurich Financial Services, parent company of ZSI, the investment manager for the Fund, announced that they have signed an agreement in principle under which Deutsche Bank will acquire 100% of ZSI. The agreement in principle does not include ZSI's Threadneedle Investments in the U.K., which will be retained by Zurich Financial Services. Definitive transaction agreements are expected to be signed in the fourth quarter of 2001 and the transaction is expected to be completed, pending regulatory and shareholder approval and satisfaction of other conditions, in the first quarter of 2002.

Administrative Fee. Under the Administrative Agreement ("Administrative Agreement"), the Advisor provides or pays others to provide substantially all of the administrative services required by the Fund (other than those provided by ZSI under its Management Agreement with the Fund, as described above), in exchange for the payment by each class of the Fund of an administrative services fee (the "Administrative Fee") of 0.300% and 0.300%, of average daily net assets for Class AARP and S shares, respectively, computed and accrued daily and payable monthly. The Administrative Fee under the Administrative Agreement for Class A shares for the period October 1, 2000 through March 31, 2001, was equal to an annual rate of 0.300%; and for the period April 1, 2001 through September 30, 2001 was equal to an annual rate of 0.325% of average daily net assets, computed and accrued daily and payable monthly. The Administrative Fee for Class B and C shares, for the period December 29, 2000 (commencement of sales) through September 30, 2001, was equal to an annual rate of 0.375% and 0.350%, respectively, of the average daily net assets, computed and accrued daily and payable monthly.

Various third-party service providers, some of which are affiliated with ZSI, provide certain services to the Fund under the Administrative Agreement. Scudder Fund Accounting Corporation, a subsidiary of ZSI, computes the net asset value for the Fund and maintains the accounting records of the Fund. Scudder Service Corp. and Scudder Investments Service Company, also subsidiaries of ZSI, are the transfer, shareholder service and dividend-paying agents for the shares of the Fund. Scudder Trust Company, also a subsidiary of ZSI, provides subaccounting and recordkeeping services for shareholders in certain retirement and employee benefit plans. In addition, other service providers, not affiliated with ZSI, provide certain services (i.e., custody, legal, audit) to the Fund under the Administrative Agreement. ZSI pays the service providers for the provision of their services to the Fund and pays other Fund expenses, including insurance, registration, printing, postage and other costs. Certain expenses of the Fund will not be borne by ZSI under the Administrative Agreement, such as taxes, brokerage, interest and extraordinary expenses, and the fees and expenses of Independent Trustees (including the fees and expenses of their independent counsel). For the year ended September 30, 2001, the Administrative Fee was as follows:

                                                                     Unpaid at
                                                         Total     September 30,
Administrative Fee                                     Aggregated      2001
--------------------------------------------------------------------------------
Class AARP                                           $13,361,749   $   846,862
--------------------------------------------------------------------------------
Class S                                               13,984,468       875,547
--------------------------------------------------------------------------------
Class A                                                   44,948        10,064
--------------------------------------------------------------------------------
Class B                                                   17,205         4,443
--------------------------------------------------------------------------------
Class C                                                    4,857         1,189
--------------------------------------------------------------------------------
                                                     $27,413,227   $ 1,738,105
--------------------------------------------------------------------------------

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, Scudder Distributors, Inc. ("SDI") formerly Kemper Distributors, Inc., a subsidiary of the Advisor, receives a fee ("Distribution Fee") of 0.75% of average daily net assets of Class B and C shares. Pursuant to the agreement, SDI enters into related selling group agreements with various firms at various rates for sales of Class B and C shares. For the period December 29, 2000 (commencement of sales) through September 30, 2001, the Distribution Fee was as follows:

                                                                    Unpaid at
                                                        Total      September 30,
Distribution Fee                                     Aggregated        2001
--------------------------------------------------------------------------------
Class B                                              $    34,410   $     5,553
--------------------------------------------------------------------------------
Class C                                                   10,409         1,554
--------------------------------------------------------------------------------
                                                     $    44,819   $     7,107
--------------------------------------------------------------------------------

Effective December 29, 2000, in accordance with an amended and restated Distribution Service Agreement, SDI provides information and administrative services ("Service Fee") to Class A, B and C shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. SDI in turn has various agreements with financial services firms that provide these services and pays these fees based on assets of shareholder accounts the firms service. The amended agreement replaced the Administrative Services Agreement for Class A and did not result in any increase in fees or expenses to each such class. For the year ended September 30, 2001, the Service Fee was as follows:
                                                                     Unpaid at
                                                         Total     September 30,
Service Fee                                            Aggregated      2001
--------------------------------------------------------------------------------
Class A                                              $    34,965   $     7,688
--------------------------------------------------------------------------------
Class B                                                   11,470         1,572
--------------------------------------------------------------------------------
Class C                                                    3,470           539
--------------------------------------------------------------------------------
                                                     $    49,905   $     9,799
--------------------------------------------------------------------------------

Underwriting Agreement and Contingent Deferred Sales Charge. SDI is the principal underwriter for Class A, B and C shares. Underwriting commissions paid in connection with the distribution of Class A shares for the year ended September 30, 2001 aggregated $3,016.

In addition, SDI receives any contingent deferred sales charge (CDSC) from Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. CDSC are based on declining rates, ranging from 4% to 1% for Class B and 1% for Class C, of the value of the shares redeemed. For the period December 29, 2000 (commencement of sales) to September 30, 2001, the CDSC for Class B and C shares aggregated $9,927 and $3,898, respectively.

Trustees' Fees and Expenses. The Fund pays each of its Trustees not affiliated with the Advisor an annual retainer plus specified amounts for attended board and committee meetings.

Zurich Scudder Cash Management QP Trust. Pursuant to an Exemptive Order issued by the SEC, the Fund may invest in the Zurich Scudder Cash Management QP Trust (the "QP Trust") and other affiliated funds managed by Zurich Scudder Investments, Inc. The QP Trust seeks to provide as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The QP Trust does not pay ZSI a management fee for the affiliated funds' investments in the QP Trust. Distributions from the QP Trust to the Fund for the year ended September 30, 2001 totaled $1,728,043 and are reflected as divided income on the Statement of Operations.

Other Related Parties. AARP through its affiliates, monitors and approves the AARP Investment Program from ZSI. The Advisor has agreed to pay a fee to AARP and/or its affiliates in return for the use of the AARP trademark and services relating to investments by AARP members in Class AARP shares of the Fund. This fee is calculated on a daily basis as a percentage of the combined net assets of the AARP classes of all funds managed by the ZSI. The fee rates, which decrease as the aggregate net assets of the AARP classes become larger, are as follows:
0.07% for the first $6,000,000,000 of net assets, 0.06% for the next $10,000,000,000 of such net assets and 0.05% of such net assets thereafter. These amounts are used for the general purposes of AARP and its members.

D. Line of Credit

The Fund and several other affiliated funds (the "Participants") share in a $1 billion revolving credit facility with J.P. Morgan Chase & Co. for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, pro rata based upon net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.5 percent. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement.

E. Expense Off-Set Arrangement

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's expenses. For the year ended September 30, 2001, pursuant to the Administrative Agreement, the Administrative Fee was reduced by $6,243 for custodian credits earned.

F. Acquisition of Assets

On August 11, 2000, the Fund acquired all the net assets of AARP Growth and Income Fund pursuant to a plan of reorganization approved by shareholders on July 13, 2000. The acquisition was accomplished by a tax-free exchange of 201,860,288 Class AARP shares of the Fund for 113,796,879 shares of AARP Growth and Income Fund outstanding on August 11, 2000. AARP Growth and Income Fund's net assets at that date ($5,468,339,280), including $1,426,425,614 of net unrealized appreciation, were combined with those of the Fund. The aggregate net assets of the Fund immediately before the acquisition were $5,959,664,313. The combined net assets of the Fund immediately following the acquisition were $11,428,003,593.

In addition, on June 11, 2001, the Fund acquired all of the net assets of Kemper US Growth and Income Fund pursuant to a plan of reorganization approved by shareholders on May 24, 2001. The acquisition was accomplished by a tax-free exchange of 663,683 Class A shares, 685,719 Class B shares and 183,296 Class C shares of the Fund, respectively, for 1,515,710 Class A shares, 1,580,312 Class B shares and 422,678 Class C shares of the Kemper US Growth and Income Fund, respectively, outstanding on June 18, 2001. Kemper US Growth and Income Fund's net assets at that date ($35,225,719), including $3,114,645 of net unrealized appreciation, were combined with those of the Fund. The aggregate net assets of the Fund immediately before the acquisition were $8,826,842,117. The combined net assets of the Fund immediately following the acquisition were $8,862,067,836.

G. Share Transactions

The following tables summarize share and dollar activity in the Fund:


                           Year Ended                  Nine Months Ended
                       September 30, 2001             September 30, 2000
--------------------------------------------------------------------------------
                     Shares          Dollars          Shares          Dollars
--------------------------------------------------------------------------------
Shares sold
--------------------------------------------------------------------------------
Class AARP           4,891,554  $  112,745,124        1,144,852*  $  31,161,017*
--------------------------------------------------------------------------------
Class S             22,732,556     528,783,650       22,174,110     589,203,485
--------------------------------------------------------------------------------
Class A**              751,281      17,593,835          189,097       4,996,879
--------------------------------------------------------------------------------
Class B***              85,175       1,815,418               --              --
--------------------------------------------------------------------------------
Class C***              50,065       1,092,955               --              --
--------------------------------------------------------------------------------
                                $  662,030,982                   $  625,361,381
--------------------------------------------------------------------------------

Shares issued in tax-free reorganization
--------------------------------------------------------------------------------
Class AARP                  --  $           --      201,860,288  $5,468,339,280
--------------------------------------------------------------------------------
Class A                663,683      15,264,853               --              --
--------------------------------------------------------------------------------
Class B                685,719      15,750,507               --              --
--------------------------------------------------------------------------------
Class C                183,296       4,210,359               --              --
--------------------------------------------------------------------------------
                                $   35,225,719                   $5,468,339,280
--------------------------------------------------------------------------------

Shares issued to shareholders in reinvestment of distributions
--------------------------------------------------------------------------------
Class AARP          12,585,762  $  301,444,917          217,979*  $   5,841,818*
--------------------------------------------------------------------------------
Class S             13,380,730     320,567,169        2,441,256      65,776,773
--------------------------------------------------------------------------------
Class A**               25,074         591,120            2,184          58,522
--------------------------------------------------------------------------------
Class B***                   3              68               --              --
--------------------------------------------------------------------------------
Class C***                   8             162               --              --
--------------------------------------------------------------------------------
                                $  622,603,436                   $   71,677,113
--------------------------------------------------------------------------------

                           Year Ended                  Nine Months Ended
                       September 30, 2001             September 30, 2000
--------------------------------------------------------------------------------
Shares redeemed
--------------------------------------------------------------------------------
Class AARP        (36,660,299)  $(838,337,971)      (5,031,227)  $(137,484,977)*
--------------------------------------------------------------------------------
Class S           (72,079,337) (1,681,169,468)     (62,123,404) (1,638,731,382)
--------------------------------------------------------------------------------
Class A**            (531,276)    (12,372,715)        (137,038)     (3,635,637)
--------------------------------------------------------------------------------
Class B***            (69,850)     (1,469,358)              --              --
--------------------------------------------------------------------------------
Class C***            (41,893)       (884,822)              --              --
--------------------------------------------------------------------------------
                              $(2,534,234,334)                 $(1,779,851,996)
--------------------------------------------------------------------------------
Net increase (decrease)
--------------------------------------------------------------------------------
Class AARP        (19,182,983)  $(424,147,930)     198,191,892  $5,367,857,138*
--------------------------------------------------------------------------------
Class S           (35,966,051)   (831,818,649)     (37,508,038)   (983,751,124)
--------------------------------------------------------------------------------
Class A**             908,762      21,077,093           54,243       1,419,764
--------------------------------------------------------------------------------
Class B***            701,047      16,096,635               --              --
--------------------------------------------------------------------------------
Class C***            191,476       4,418,654               --              --
--------------------------------------------------------------------------------
                              $(1,214,374,197)                  $4,385,525,778
--------------------------------------------------------------------------------


                                                            Year Ended
                                                        December 31, 1999
--------------------------------------------------------------------------------
                                                     Shares           Dollars
--------------------------------------------------------------------------------
Shares sold
--------------------------------------------------------------------------------
Class S                                             55,610,771  $1,512,658,263
--------------------------------------------------------------------------------
Class A+                                               236,864       6,343,156
--------------------------------------------------------------------------------
                                                                $1,519,001,419
--------------------------------------------------------------------------------

Shares issued to shareholders in reinvestment of distributions
--------------------------------------------------------------------------------
Class S                                             11,116,741  $  293,871,537
--------------------------------------------------------------------------------
Class A+                                                 6,011         157,424
--------------------------------------------------------------------------------
                                                                $  294,028,961
--------------------------------------------------------------------------------
Shares redeemed
--------------------------------------------------------------------------------
Class S                                           (101,429,027)$(2,725,221,775)
--------------------------------------------------------------------------------
Class A+                                               (17,229)       (458,288)
--------------------------------------------------------------------------------
                                                               $(2,725,680,063)
--------------------------------------------------------------------------------

                                                                  Year Ended
                                                               December 31, 1999
--------------------------------------------------------------------------------
                                                      Shares       Dollars
--------------------------------------------------------------------------------
Net increase (decrease)
--------------------------------------------------------------------------------
Class S                                            (34,701,515)  $(918,691,975)
--------------------------------------------------------------------------------
Class A+                                               225,646       6,042,292
--------------------------------------------------------------------------------
                                                                 $(912,649,683)
--------------------------------------------------------------------------------

* For the period from August 14, 2000 (commencement of sales of Class AARP shares) to September 30, 2000.

**   On December 29, 2000, Class R Shares were redesignated as Class A.

*** For the period from December 29, 2000 (commencement of sales of Class B and Class C shares) to September 30, 2001.

+ For the period from August 2, 1999 (commencement of sales of Class A shares) to December 31, 1999.

Report of Independent Accountants
--------------------------------------------------------------------------------

To the Trustees of Investment Trust and Shareholders of Scudder Growth and Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights included herein, present fairly, in all material respects, the financial position of Scudder Growth and Income Fund (the "Fund") at September 30, 2001, and the results of its operations, the changes in its net assets and the financial highlights of the classes presented for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights presented (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


Boston, Massachusetts                                 PricewaterhouseCoopers LLP
November 12, 2001

Tax Information                                                      (Unaudited)
--------------------------------------------------------------------------------

The Class A, AARP and S Shares of the Fund paid distributions of $1.56 per share from net long-term capital gains during their year ended September 30, 2001, of which 100% represents 20% gains.

Pursuant to Section 852 of the Internal Revenue Code, the Fund designates $78,544,000 as capital gain dividends for its year ended September 30, 2001, of which 100% represents 20% rate gains.

For corporate shareholders, 100% of the income dividends paid during the Fund's year ended September 30, 2001 qualified for the dividends received deduction.

Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call 1-800-SCUDDER.

Officers and Trustees
--------------------------------------------------------------------------------


Linda C. Coughlin*

   President and Trustee

Henry P. Becton, Jr.
   Trustee; President, WGBH Educational Foundation

Dawn-Marie Driscoll
   Trustee; President, Driscoll Associates; Executive Fellow, Center for Business Ethics, Bentley College

Edgar R. Fiedler
   Trustee; Senior Fellow and Economic Counsellor, The Conference Board, Inc.

Keith R. Fox
   Trustee; General Partner, The Exeter Group of Funds

Jean Gleason Stromberg
   Trustee; Consultant

Jean C. Tempel
   Trustee; Managing Director, First Light Capital, LLC

Steven Zaleznick
   Trustee; President and Chief Executive Officer, AARP Services, Inc.

Thomas V. Bruns*
   Vice President

William F. Gadsden*
   Vice President

William F. Glavin, Jr.*
   Vice President

Gary A. Langbaum*
   Vice President

James E. Masur*
   Vice President

Kathleen T. Millard*
   Vice President

Howard S. Schneider*
   Vice President

Robert D. Tymoczko*
   Vice President

John Millette*
   Vice President and Secretary

Kathryn L. Quirk*
   Vice President and Assistant Secretary

John R. Hebble*
   Treasurer

Thomas Lally*
   Assistant Treasurer

Brenda Lyons*
   Assistant Treasurer

Caroline Pearson*
   Assistant Secretary

*   Zurich Scudder Investments, Inc.

Account Management Resources
--------------------------------------------------------------------------------


For shareholders of Scudder funds including those in the AARP Investment Program
--------------------------------------------------------------------------------

 Convenient ways to   Automatic Investment Plan
    invest, quickly
       and reliably   A convenient investment program in which money is
                      electronically debited from your bank account monthly to regularly purchase fund shares and "dollar cost average"
                      -- buy more shares when the fund's price is lower and fewer when it's higher, which can reduce your average purchase price over time.*

                      Automatic Dividend Transfer

                      The most timely, reliable, and convenient way to purchase shares -- use distributions from one Scudder fund to purchase shares in another, automatically (accounts with identical registrations or the same social security or tax identification number).

                      QuickBuy

                      Lets you purchase Scudder fund shares electronically, avoiding potential mailing delays; money for each of your transactions is electronically debited from a previously designated bank account.

                      Payroll Deduction and Direct Deposit

                      Have all or part of your paycheck -- even government checks -- invested in up to four Scudder funds at one time.

                      *   Dollar cost averaging involves continuous investment
                          in securities regardless of price fluctuations and does not assure a profit or protect against loss in declining markets. Investors should consider their ability to continue such a plan through periods of low price levels.
--------------------------------------------------------------------------------
   Around-the-clock   Automated Information Lines
 electronic account
        service and   Scudder Class S Shareholders:
       information,   Call SAIL(TM)--1-800-343-2890
     including some
       transactions   AARP Investment Program Shareholders:
                      Call Easy-Access Line -- 1-800-631-4636

                      Personalized account information, the ability to exchange or redeem shares, and information on other Scudder funds and services via touchtone telephone.

                      Web Site

                      Scudder Class S Shareholders--
                      myScudder.com

                      AARP Investment Program Shareholders --
                      aarp.scudder.com

                      Scudder's Web sites allow you to view your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.

                      The sites also provide prospectuses and applications for all Scudder funds, blank forms, interactive worksheets, news about Scudder funds, subscription to fund updates by e-mail, retirement planning information, and more.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Those who depend   Automatic Withdrawal Plan
      on investment
       proceeds for   You designate the bank account, determine the schedule (as
    living expenses   frequently as once a month) and amount of the redemptions,
    can enjoy these   and Scudder does the rest.
        convenient,
        timely, and   Distributions Direct
 reliable automated
withdrawal programs   Automatically deposits your fund distributions into the
                      bank account you designate within three business days after each distribution is paid.

                      QuickSell

                      Provides speedy access to your money by electronically
                      crediting your redemption proceeds to the bank account you previously designated.
--------------------------------------------------------------------------------
           For more   Scudder Class S Shareholders:
  information about
     these services   Call a Scudder representative at
                      1-800-SCUDDER

                      AARP Investment Program Shareholders:

                      Call an AARP Investment Program representative at
                      1-800-253-2277
--------------------------------------------------------------------------------
 Please address all   For Scudder Class S Shareholders:
            written
  correspondence to   Scudder Investments
                      PO Box 219669
                      Kansas City, MO
                      64121-9669

                      For AARP Investment Program Shareholders:

                      AARP Investment Program
                      from Scudder Investments
                      PO Box 219735
                      Kansas City, MO
                      64121-9735
--------------------------------------------------------------------------------

Scudder
Investments



Two International Place
Boston, MA 02110-4103







A member of [LOGO] Zurich Scudder Investments.

                                                                     SCUDDER
                                                                     INVESTMENTS



      Scudder Growth and
      Income Fund

--------------------------------------------------------------------------------
                                         Classes A, B and C
--------------------------------------------------------------------------------


                                         Annual Report
                                         September 30, 2001


      The fund seeks long-term growth of capital, current income, and growth of income while actively seeking to reduce downside risk as compared with other growth and income funds.

Contents
--------------------------------------------------------------------------------

   3    Performance Summary

   6    Economic Overview

   8    Portfolio Management Review

  14    Portfolio Summary

  16    Investment Portfolio

  21    Financial Statements

  25    Financial Highlights

  28    Notes to Financial Statements

  38    Report of Independent Accountants

  39    Tax Information

  40    Officers and Trustees

  41    Investment Products and Services

  43    Account Management Resources



Scudder Growth and Income Fund                   Nasdaq Symbol     CUSIP Number
--------------------------------------------------------------------------------
Class A                                              SUWAX          460965627
--------------------------------------------------------------------------------
Class B                                              SUWBX          460965619
--------------------------------------------------------------------------------
Class C                                              SUWCX          460965593
--------------------------------------------------------------------------------

Zurich Scudder Investments, Inc., is a leading global investment management firm, managing more than $325 billion in assets for individuals, corporate clients, retirement and pension plans and insurance companies.

Please see the fund's prospectus for more complete information, including a complete description of the fund's investment policies. To obtain a prospectus, download one from scudder.com, talk to your financial representative or call Shareholder Services at (800) 621-1048. The prospectus contains more complete information, including management fees and expenses. Please read it carefully before you invest or send money.

Performance Summary                                          September 30, 2001
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 Average Annual Total Returns (Unadjusted for Sales Charge)
--------------------------------------------------------------------------------
Scudder Growth and Income Fund               1-Year    3-Year   5-Year   10-year
--------------------------------------------------------------------------------
Class A(a)                                  -24.34%    -3.25%    3.92%     9.54%
--------------------------------------------------------------------------------
Class B(a)                                  -24.91%    -3.84%    3.21%     8.73%
--------------------------------------------------------------------------------
Class C(a)                                  -24.91%    -3.82%    3.24%     8.76%
--------------------------------------------------------------------------------
S&P 500 Index+                              -26.63%     2.03%   10.22%    12.70%
--------------------------------------------------------------------------------

Sources: Lipper, Inc. and Zurich Scudder Investments, Inc.

--------------------------------------------------------------------------------
 Net Asset Value and Distribution Information
--------------------------------------------------------------------------------
                                          Class A       Class B        Class C
--------------------------------------------------------------------------------
Net Asset Value:
9/30/01                                 $   18.99      $   18.96     $   18.97
--------------------------------------------------------------------------------
9/30/00 (Class A*) and 12/29/00
(commencement of sales for
Class B and C shares)                   $   26.86      $   24.04     $   24.04
--------------------------------------------------------------------------------
Distribution Information:
Twelve Months:
  Income Dividends                      $    0.11      $    0.02     $    0.02
--------------------------------------------------------------------------------
  Capital Gains Distributions           $    1.56      $      --     $      --
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 Class A Lipper Rankings** -- Large-Cap Core Funds Category
--------------------------------------------------------------------------------

                                                         Number of
                                                           Funds     Percentile
Period                                      Rank          Tracked      Ranking
--------------------------------------------------------------------------------
1-Year                                      151     of      669          23
--------------------------------------------------------------------------------

Rankings are historical and do not guarantee future results.

Source: Lipper, Inc.

*    On December 29, 2000, Class R Shares were redesignated as Class A shares.

(a) On December 29, 2000 the fund began offering additional classes of shares, namely the Class B and C shares. In addition, Class R Shares were redesignated as Class A. Returns shown for Class A shares from 8/2/99 to 12/29/00 reflect Class R performance. Returns shown for Class A prior to 8/2/99 and prior to 12/29/00 for Class B and C shares are derived from the historical performance of Class S shares of the Scudder Growth and Income Fund during such periods and have been adjusted to reflect the higher gross total annual operating expenses of each specific class. The difference in expenses will affect performance.

--------------------------------------------------------------------------------
 Growth of an Assumed $10,000 Investment(b) (Adjusted for Sales Charge)
--------------------------------------------------------------------------------


           Scudder Growth and
           Income Fund -- Class A            S&P 500 Index+

            1991     9425                           10000
            1992    10580                           11107
            1993    12568                           12551
            1994    13544                           13013
            1995    16151                           16884
            1996    19348                           20316
            1997    27106                           28536
            1998    25987                           31117
            1999    28713                           39773
            2000    30995                           45063
            2001    23451                           33049

                        Yearly periods ended September 30
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 Comparative Results (Adjusted for Sales Charge)
--------------------------------------------------------------------------------


Scudder Growth and Income Fund               1-Year    3-Year   5-Year   10-Year
--------------------------------------------------------------------------------
Class A(c)         Growth of $10,000         $7,131    $8,535   $11,424  $23,451
                   -------------------------------------------------------------
                   Average annual
                   total return              -28.69%    -5.14%     2.70%   8.90%
--------------------------------------------------------------------------------
Class B(c)         Growth of $10,000         $7,298    $8,746   $11,632  $23,103
                   -------------------------------------------------------------
                   Average annual
                   total return              -27.02%   -4.37%    3.07%    8.73%
--------------------------------------------------------------------------------
Class C(c)         Growth of $10,000         $7,509    $8,898   $11,726  $23,156
                   -------------------------------------------------------------
                   Average annual
                   total return              -24.91%   -3.82%    3.24%    8.76%
--------------------------------------------------------------------------------
S&P 500 Index+     Growth of $10,000         $7,337   $10,623   $16,269  $33,049
                   -------------------------------------------------------------
                   Average annual
                   total return              -26.63%   2.03%    10.22%    12.70%
--------------------------------------------------------------------------------

The growth of $10,000 is cumulative.

(b) The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a initial investment of $9,425.

(c) On December 29, 2000 the Fund began offering additional classes of shares, namely the Class B and C shares. In addition, Class R Shares were redesignated as Class A. Returns shown for Class A shares from 8/2/99 to 12/29/00 reflect Class R performance adjusted for the maximum sales charge. Returns prior to 8/2/99 for Class A shares, and prior to 12/29/00 for Class B and Class C shares, are from the historical performance of Class S shares of Scudder Growth and Income Fund during such periods and have been adjusted to reflect the higher gross total annual operating expenses and the current applicable sales charges of each specific class. Returns for Class A reflect the current maximum initial sales charges of 5.75%. Class B share performance is adjusted for the applicable CDSC, which is 4% within the first year after purchase, declining to 0% after six years. Class C shares have no adjustment for sales charges, but redemptions within one year of purchase may be subject to a CDSC of 1%. The difference in expenses will affect performance.

** Lipper, Inc. rankings are based on net asset value and do not include the effect of sales charges. If sales charges had been included, results might have been less favorable.

+ The Standard & Poor's (S&P) 500 Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

All performance is historical, assumes reinvestment of all dividends and capital gains, and is not indicative of future results. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Returns and rankings may differ by share classes.

Please call (800) 621-1048 for the fund's most up-to-date performance.

Economic Overview
--------------------------------------------------------------------------------

Dear Shareholder:

On the morning of September 11, U.S. economic conditions were uncertain at best, and the terrorist attacks on the World Trade Center and Pentagon only increased the odds of recession. The good news is that policymakers are moving aggressively to provide fiscal and monetary stimulus to keep the economy on track.

Consumers had too much debt and were trying to rein in their spending when the terrorist attacks sapped their confidence, and now they're spending less. Although people will still buy groceries, visit the doctor and pay their kid's tuition, we don't expect total consumption to get back to this last summer's level before the end of 2002. As their customers retrench, business executives will do the same. They already cut capital spending, and will review outlays for the coming months. As a result, we expect the economy to continue its decline until early next spring.

But before stuffing money under the mattress, investors can take heart that at the exact moment the private sector is cutting back, government is stepping up with huge new outlays. What's good about these outlays is that they aren't new programs that will last forever, and the economy will reap the benefits quickly. This stimulus may not prevent two or three quarters of negative growth, but it should shorten the correction process.

Recessions are never welcome, but they force people and businesses to reduce the excesses built up in a boom. As despicable as the terrorist attacks were, individuals and businesses are likely to react by aggressively correcting excesses that have built up over the past several years. That will hurt now but will brighten the medium-to-long term outlook.

--------------------------------------------------------------------------------
 Economic Guideposts Data as of 9/30/01
--------------------------------------------------------------------------------

                                2 year ago   1 year ago   6 months ago  Now
Inflation Rate (a)                 2.2        3.4            3.5        2.7
U.S. Unemployment Rate (b)         4.2        3.9            4.3        4.9
Federal Funds Rate (c)            5.25        6.5           5.25        2.5
Industrial Production (d)          3.7        5.9            0.8       -4.8
Growth Rate of Personal Income (e) 4.5        7.0            6.7        4.8

--------------------------------------------------------------------------------
(a) The year-over-year percentage change in U.S. consumer prices.
(b) The percentage of adults out of work and looking for a job.
(c) The interest rate banks charge each other for overnight loans.
(d) Year-over-year percentage change.
(e) Growth rate of individual income from all sources.
    Sources: Bloomberg Business News, Zurich Scudder Investments, Inc.
--------------------------------------------------------------------------------

We believe Americans will quickly put their houses in order, and by the end of 2002, the stage should be set for another expansion. And because financial markets are forward looking, stock prices may begin to reflect this scenario well before then -- an important point for investors to keep in mind as they evaluate their holdings.

Zurich Scudder Investments, Inc.
Economics Group

The sources, opinions and forecasts expressed are those of the economic advisors of Zurich Scudder Investments, Inc. as of October 1, 2001, and may not actually come to pass.

Portfolio Management Review
--------------------------------------------------------------------------------

Scudder Growth and Income Fund: A Team Approach to Investing

          Scudder Growth and Income Fund is managed by a team of Zurich Scudder Investments, Inc. (the "Advisor") professionals, each of whom plays an important role in the fund's management process. Team members work together to develop investment strategies and select securities for the fund's portfolio. They are supported by the Advisor's large staff of economists, research analysts, traders, and other investment specialists who work in offices across the United States and abroad. The Advisor believes that a team approach benefits fund investors by bringing together many disciplines and leveraging the firm's extensive resources.

          Lead Portfolio Manager Kathleen T. Millard joined the Advisor and the fund team in 1991. Ms. Millard is responsible for setting the fund's investment strategy and overseeing the fund's day-to-day operations.

          Ms. Millard has over 18 years of investment industry experience. Portfolio Manager Gregory S. Adams joined the Advisor and the fund team in 1999 and focuses on stock selection and investment strategy. Mr. Adams has over 13 years of investment industry experience.

In the following interview, Portfolio Managers Kathleen Millard and Gregory Adams discuss Scudder Growth and Income Fund's strategy and the market environment during the 12-month period ended September 30, 2001.

          Q: The U.S. stock market was experiencing weakness even before the tragic terrorist attacks of September 11. What factors have been influencing the market's behavior?

          A: Stocks have been hurt by a number of factors in 2001. The economic slowdown has lasted longer than most investors expected, despite the favorable combination of lower taxes and sharp reductions in short-term interest rates. Slower growth, in turn, has taken a toll on corporate earnings across a wide variety of sectors, most notably technology and telecommunications. Although hopes for a recovery have led to periodic rallies in the stock market, these ongoing concerns have led to a significant downdraft. And just as it appeared that the economy was reaching a bottom, the events of September 11 created a fresh set of concerns and caused stocks to fall to levels not seen since the financial crises of 1998. This investment backdrop presented mutual fund investors -- many of whom had never experienced a bear market -- with an extremely challenging environment.

          Q: Has your investment strategy changed following September 11?

          A: We made only modest changes to the portfolio in the wake of the tragedy, primarily adding to positions in stocks the fund already owns. The reason for this is that the portfolio is constructed for the long term, using our three-step discipline that focuses on fundamentals, valuation, and risk management. The fund is not immune to market corrections, of course, but it is populated with strong, successful companies selling at what we see as reasonable valuations. For example, the fund holds stocks in major U.S. corporations such as Verizon, which helped downtown New York resume operations in the wake of the attack; Johnson & Johnson, which recently introduced an innovative drug-coated stent that will change the lives of many patients; Wal-Mart, which continues to provide consumers with value-priced merchandise; and Exxon, which has endured disrupted oil markets many, many times. The future survival and prosperity of these companies is not in doubt, even though the prices of their shares have fallen.

          An example of a position to which we added after the September 11 attack is PeopleSoft, which sells software to corporations. We have met with the company's management team several times and are confident that they are executing their plan to improve profit margins and boost sales. When the stock fell into the high teens -- a price we thought was very attractive -- we increased the fund's position. This is an example of how our long-term approach allows us to look past short-term market volatility.

          Q: How has the fund performed in this challenging environment?

          A: The fund has lost ground, but that should be expected since it is a stock fund and will fluctuate with the market. Our goal is to provide strong relative performance -- meaning that we strive to stay ahead of both the benchmark and the fund's peer group -- and on this count we continue to succeed. The fund's Class A shares returned -24.34 percent (unadjusted for sales charges) for the one-year period ended September 30, 2001, compared to a return of -26.63 percent for the S&P 500 Index and -27.41 percent for the average fund in its Lipper peer group -- Large-Cap Core Funds. While we understand that relative performance is not necessarily a consolation during a bear market, we are pleased that the fund outperformed during a difficult period. We believe this underscores the effectiveness of our disciplined, three-part investment strategy.

          Q: What factors had the largest impact on performance during the 12-month period?

          A: The fund's performance was helped by strong stock selection and an overweight^1 position in the health care sector, which performed well as investors sought "defensive" stocks (i.e., those with the ability to perform better in a weak economy). Our investment models helped lead us to two stocks in the medical device and biotechnology areas -- Biomet and Genzyme -- as well as larger device and supply companies such as Baxter International, Johnson & Johnson, and Abbott Labs. Consistent with our focus on valuation, we took profits in some of the better performers in this area during the latter part of the period.

          Performance was also helped by the fund's weighting in telecommunications services, as well as our stock picking within the group. While the stock prices of many start-up companies in this sector fell deep into single digits on bankruptcy concerns, we were focused on more fundamentally sound companies such as Sprint and the regional operators Verizon, SBC Communications, and BellSouth. Such stocks tended to perform better than the overall sector (and the market as a whole) in a difficult environment.

          The fund's underweight position in the poor-performing technology sector was a third factor in its outperformance.

^1 The terms "overweight" or "underweight" refer to the percentage of assets within a portfolio relative to the percentage in the portfolio's benchmark index or investment universe.

          Our stock selection in this area was not as strong as it was during 2000, however. Within the tech group, the fund was overweight in software and semiconductor (computer chip) companies, and underweight in hardware and telecom equipment -- two areas that have been more exposed to weakness in the overall economy. However, some of the equipment companies have become so inexpensive in our valuation models that we have begun to build a larger position in the group.

          On the negative side, performance was hurt by stock selection and an underweight position in the consumer staples sector, which -- like health care -- tends to perform better in a slow economy, since companies in the group produce necessities such as food and beverages. Performance was also hurt by our stock picks in the consumer discretionary^2 sector, where the advertising agency Interpublic Group fell sharply and detracted from returns, even though we were able to exit the stock before the final decline. Within this sector, the fund continues to hold positions in retailers, media companies, and automotive companies (where we have begun to add to the fund's position recently). An underweight position in industrial stocks -- a sector that performed better than the market as a whole -- also detracted from performance.

          Q: What is your outlook for the U.S. stock market?

          A: Psychology and emotion were the most important factors in U.S. market performance in the weeks following the terrorist attacks, but we believe the outlook for earnings, interest rates, and valuations will continue to be the drivers of both the market and individual stocks over


^2 "Consumer discretionary" companies are those that make products that are primarily bought by consumers, but which are not staples such as food or beverages. For example: automakers, retailers, media companies, and hotel operators fall in this category.

          time. While conditions appear difficult at the moment, we are confident that our economy will emerge from recession and that positive returns for equity investors will be seen in the future.

          As a result, we believe it is important to keep in mind that while it is sometimes difficult to own stocks or stock funds when the market is falling, times of fear historically have not been good occasions to sell. It is also important to note that while the U.S. stock market appears to be heading for its second consecutive down year, it is very rare for the market to lose ground three years in a row. In fact, stocks have generally performed well following two straight losing years. Past performance is no guarantee of future results, of course, but an investor who sells now locks in his or her loss and will therefore be unable to participate in any future upside. Given that interest rates are low and that the government appears ready to provide an additional stimulus to the economy, we believe that rather than making decisions based on emotion, investors should remain focused on the continued long-term growth potential of the U.S. stock market.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The managers' views are subject to change at any time, based on market and other conditions.

Portfolio Summary                                             September 30, 2001
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 Asset Allocation                                       9/30/01        9/30/00
--------------------------------------------------------------------------------
Common Stocks                                              96%            97%
Cash Equivalents                                            4%             3%
--------------------------------------------------------------------------------
                                                          100%           100%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 Sector Diversification (Excludes Cash Equivalents)     9/30/01        9/30/00
--------------------------------------------------------------------------------

Financial                                                  20%            20%
Health                                                     17%            12%
Technology                                                 13%            17%
Communications                                              9%             6%
Energy                                                      8%             9%
Manufacturing                                               8%            10%
Consumer Staples                                            8%             7%
Consumer Discretionary                                      7%             --
Service Industries                                          4%             --
Media                                                       3%             4%
Durables                                                    3%             3%
Other                                                       --            12%
--------------------------------------------------------------------------------
                                                          100%           100%
--------------------------------------------------------------------------------

Asset allocation and sector diversification are subject to change.

--------------------------------------------------------------------------------
 Ten Largest Equity Holdings at September 30, 2001* (29.3% of Portfolio)
--------------------------------------------------------------------------------

 1. Bank of America Corp.                                                  3.4%
    Provider of commercial banking services
--------------------------------------------------------------------------------
 2. General Electric Co.                                                   3.3%
    Producer of electrical equipment
--------------------------------------------------------------------------------
 3. Microsoft Corp.                                                        3.2%
    Developer of computer software
--------------------------------------------------------------------------------
 4. American Home Products Corp.                                           3.2%
    Manufacturer and retailer of pharmaceuticals and consumer health care products
--------------------------------------------------------------------------------
 5. Citigroup, Inc.
    Provider of diversified financial services                             3.1%
--------------------------------------------------------------------------------
 6. Exxon Mobil Corp.                                                      3.0%
    Provider of oil internationally
--------------------------------------------------------------------------------
 7. Johnson & Johnson                                                      2.9%
    Provider of health care products
--------------------------------------------------------------------------------
 8. Verizon Communications, Inc.                                           2.5%
    Provider of wireline voice and data services
--------------------------------------------------------------------------------
 9. Wal-Mart Stores, Inc.                                                  2.5%
    Operator of discount stores
--------------------------------------------------------------------------------
10. American International Group, Inc.                                     2.2%
    Provider of insurance services
--------------------------------------------------------------------------------

*   Portfolio holdings are subject to change.

For more complete details about the fund's investment portfolio, see page 16. A quarterly Fund Summary and Portfolio Holdings are available upon request.

Investment Portfolio                                  as of September 30, 2001
--------------------------------------------------------------------------------

                                                      Shares         Value ($)
--------------------------------------------------------------------------------
 Common Stocks 96.1%
--------------------------------------------------------------------------------

Communications 8.8%
--------------------------------------------------------------------------------
Cellular Telephone 1.8%
AT&T Wireless Services, Inc.*                        5,774,800      86,275,512
Nokia Oyj (ADR)                                      2,299,700      35,990,305
--------------------------------------------------------------------------------
                                                                   122,265,817
--------------------------------------------------------------------------------
Telephone/Communications 7.0%
BellSouth Corp.                                      2,155,000      89,540,250
SBC Communications, Inc.                             2,115,140      99,665,397
Sprint Corp.                                         4,876,500     117,084,765
Verizon Communications, Inc.                         3,191,590     172,696,935
--------------------------------------------------------------------------------
                                                                   478,987,347
--------------------------------------------------------------------------------
Consumer Discretionary 7.3%
--------------------------------------------------------------------------------
Department & Chain Stores 6.5%
Home Depot, Inc.                                     3,128,700     120,048,219
May Department Stores Co.                            2,309,600      67,024,592
TJX Companies, Inc.                                  2,718,700      89,445,230
Wal-Mart Stores, Inc.                                3,423,200     169,448,400
-------------------------------------------------------------------------------
                                                                   445,966,441
--------------------------------------------------------------------------------
Recreational Products 0.8%
Mattel, Inc.                                         3,453,100      54,075,546
--------------------------------------------------------------------------------
Consumer Staples 7.3%
--------------------------------------------------------------------------------
Alcohol 1.6%
Anheuser-Busch Companies, Inc.                       2,696,800     112,941,984
--------------------------------------------------------------------------------
Food & Beverage 4.3%
Albertson's, Inc.                                    2,259,000      72,016,920
PepsiCo, Inc.                                        2,052,400      99,541,400
Unilever NV (New York shares)                        2,357,500     127,352,150
--------------------------------------------------------------------------------
                                                                   298,910,470
--------------------------------------------------------------------------------
Package Goods/Cosmetics 1.4%
Avon Products, Inc.                                  2,027,900      93,790,375
--------------------------------------------------------------------------------



    The accompanying notes are an integral part of the financial statements.

                                                      Shares         Value ($)
--------------------------------------------------------------------------------
Durables 2.6%
--------------------------------------------------------------------------------
Aerospace 0.5%
United Technologies Corp.                              737,900      34,312,350
--------------------------------------------------------------------------------
Automobiles 1.2%
Delphi Automotive Systems Corp.                      1,624,700      19,090,225
Ford Motor Co.                                       3,464,342      60,106,334
--------------------------------------------------------------------------------
                                                                    79,196,559
--------------------------------------------------------------------------------
Telecommunications Equipment 0.9%
Corning, Inc.                                        3,253,675      28,697,414
Lucent Technologies, Inc.                            6,036,400      34,588,572
--------------------------------------------------------------------------------
                                                                    63,285,986
--------------------------------------------------------------------------------
Energy 7.8%
--------------------------------------------------------------------------------
Oil & Gas Production 0.9%
Burlington Resources, Inc.                           1,854,700      63,449,287
--------------------------------------------------------------------------------
Oil/Gas Transmission 0.7%
Exelon Corp.                                         1,144,683      51,052,862
--------------------------------------------------------------------------------
Oil Companies 6.2%
Chevron Corp.                                          950,975      80,595,131
Exxon Mobil Corp.                                    5,220,838     205,701,017
Royal Dutch Petroleum Co. (New York shares)          1,551,300      77,952,825
TotalFinaElf SA                                        459,437      61,708,593
--------------------------------------------------------------------------------
                                                                   425,957,566
--------------------------------------------------------------------------------

Financial 19.1%
--------------------------------------------------------------------------------
Banks 7.1%
Bank of America Corp.                                3,969,100     231,795,440
Bank of New York Co., Inc.                           3,303,600     103,964,292
FleetBoston Financial Corp.                          1,780,900      65,448,075
Wachovia Corp.                                       2,787,300      86,406,300
--------------------------------------------------------------------------------
                                                                   487,614,107
--------------------------------------------------------------------------------
Consumer Finance 3.1%
Citigroup, Inc.                                      5,320,399     215,476,160
--------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.

                                                      Shares         Value ($)
--------------------------------------------------------------------------------
Insurance 2.2%
American International Group, Inc.                   1,929,050     150,465,900
--------------------------------------------------------------------------------
Other Financial Companies 6.7%
Fannie Mae                                           1,372,575     109,888,355
Lehman Brothers Holdings, Inc.                       1,306,800      74,291,580
Marsh & McLennan Companies, Inc.                       863,700      83,519,790
Morgan Stanley Dean Witter & Co.                     1,478,300      68,519,205
Washington Mutual, Inc.                              3,280,200     126,222,096
--------------------------------------------------------------------------------
                                                                   462,441,026
--------------------------------------------------------------------------------
Health 16.0%
--------------------------------------------------------------------------------
Biotechnology 1.0%
Genzyme Corporation (General Division)*              1,482,500      67,335,150
--------------------------------------------------------------------------------
Medical Supply & Specialty 2.6%
Baxter International, Inc.                           1,893,600     104,242,680
Biomet, Inc.                                         2,639,800      77,214,150
--------------------------------------------------------------------------------
                                                                   181,456,830
--------------------------------------------------------------------------------
Pharmaceuticals 12.4%
Abbott Laboratories                                  2,266,200     117,502,470
American Home Products Corp.                         3,750,900     218,489,925
Bristol-Myers Squibb Co.                             1,254,450      69,697,242
Eli Lilly & Co.                                      1,173,300      94,685,310
Johnson & Johnson                                    3,600,900     199,489,860
Merck & Co., Inc.                                      846,600      56,383,560
Pfizer, Inc.                                         2,414,500      96,821,450
--------------------------------------------------------------------------------
                                                                   853,069,817
--------------------------------------------------------------------------------
Manufacturing 7.4%
--------------------------------------------------------------------------------
Chemicals 1.2%
Dow Chemical Co.                                     2,509,500      82,211,220
--------------------------------------------------------------------------------
Containers & Paper 1.5%
International Paper Co.                              2,986,400     103,926,720
--------------------------------------------------------------------------------
Diversified Manufacturing 4.2%
General Electric Co.                                 6,091,500     226,603,800
--------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

                                                      Shares         Value ($)
--------------------------------------------------------------------------------
Tyco International Ltd.                              1,388,700      63,185,850
--------------------------------------------------------------------------------
                                                                   289,789,650
--------------------------------------------------------------------------------
Machinery/Components/Controls 0.5%
Ingersoll-Rand Co.                                   1,048,400      35,435,920
--------------------------------------------------------------------------------
Media 3.0%
--------------------------------------------------------------------------------
Broadcasting & Entertainment 1.8%
AOL Time Warner, Inc.                                2,174,500      71,975,950
Walt Disney Co.                                      2,619,800      48,780,676
--------------------------------------------------------------------------------
                                                                   120,756,626
--------------------------------------------------------------------------------
Cable Television 1.2%
Comcast Corp.                                        2,235,700      80,194,559
--------------------------------------------------------------------------------
Service Industries 3.3%
--------------------------------------------------------------------------------
EDP Services 1.1%
Automatic Data Processing, Inc.                      1,569,300      73,819,872
--------------------------------------------------------------------------------
Environmental Services 1.2%
Waste Management, Inc.                               3,194,000      85,407,560
--------------------------------------------------------------------------------
Printing/Publishing 1.0%
McGraw-Hill, Inc.                                    1,244,100      72,406,620
--------------------------------------------------------------------------------
Technology 12.5%
--------------------------------------------------------------------------------
Computer Software 5.6%
Adobe Systems, Inc.                                  1,517,800      36,396,844
Microsoft Corp.                                      4,343,400     222,251,778
Oracle Corp.*                                        4,405,800      55,424,964
PeopleSoft, Inc.                                     3,826,400      69,028,256
--------------------------------------------------------------------------------
                                                                   383,101,842
--------------------------------------------------------------------------------
Electronic Components/Distributors 0.8%
Cisco Systems, Inc.                                  4,570,500      55,668,690
--------------------------------------------------------------------------------
Electronic Data Processing 2.2%
Compaq Computer Corp.                                5,836,100      48,497,991
International Business Machines Corp.                1,113,800     102,803,740
--------------------------------------------------------------------------------
                                                                   151,301,731
--------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.

                                                      Shares         Value ($)
--------------------------------------------------------------------------------
Semiconductors 3.9%
Applied Materials, Inc.                              3,084,700      87,728,868
Intel Corp.                                          5,200,750     106,043,293
Texas Instruments, Inc.                              2,868,000      71,642,640
--------------------------------------------------------------------------------
                                                                   265,414,801
--------------------------------------------------------------------------------
Transportation 1.0%
--------------------------------------------------------------------------------
Railroads
Union Pacific Corp.                                  1,435,800      67,339,017
--------------------------------------------------------------------------------
Total Common Stocks (Cost $6,343,736,351)                        6,608,826,408
--------------------------------------------------------------------------------

                                                     Principal
                                                     Amount ($)    Value ($)
--------------------------------------------------------------------------------
 Cash Equivalents 3.9%
--------------------------------------------------------------------------------
Zurich Scudder Cash Management QP Trust, 3.20%     268,203,938     268,203,938
  (b) (Cost $268,203,938)
--------------------------------------------------------------------------------
Total Investment Portfolio -- 100.0% (Cost $6,611,940,289) (a)   6,877,030,346
--------------------------------------------------------------------------------

(a) The cost for federal income tax purposes was $6,642,294,507. At September 30, 2001, net unrealized appreciation for all securities based on tax cost was $234,735,839. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $925,358,090 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $690,622,251.

(b) Zurich Scudder Cash Management QP Trust is also managed by Zurich Scudder Investments, Inc. The unaudited rate shown is the annualized seven-day yield at period end.

*   Non-income producing security.


    The accompanying notes are an integral part of the financial statements.

Financial Statements
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 Statement of Assets and Liabilities as of September 30, 2001
--------------------------------------------------------------------------------

Assets
--------------------------------------------------------------------------------
Investments in securities, at value (cost $6,611,940,289)       $ 6,877,030,346
--------------------------------------------------------------------------------
Receivable for investments sold                                      53,081,606
--------------------------------------------------------------------------------
Dividends receivable                                                  5,352,399
--------------------------------------------------------------------------------
Receivable for Fund shares sold                                       2,692,810
--------------------------------------------------------------------------------
Foreign taxes recoverable                                               257,323
--------------------------------------------------------------------------------
Total assets                                                      6,938,414,484
--------------------------------------------------------------------------------

Liabilities
--------------------------------------------------------------------------------
Payable for investments purchased                                    18,783,097
--------------------------------------------------------------------------------
Payable for Fund shares redeemed                                     24,956,329
--------------------------------------------------------------------------------
Accrued management fee                                                2,723,803
--------------------------------------------------------------------------------
Other accrued expenses and payables                                   1,775,040
--------------------------------------------------------------------------------
Total liabilities                                                    48,238,269
--------------------------------------------------------------------------------
Net assets, at value                                            $ 6,890,176,215
--------------------------------------------------------------------------------

Net Assets
--------------------------------------------------------------------------------
Net assets consist of:
Net unrealized appreciation (depreciation) on:
  Investments                                                       265,090,057
--------------------------------------------------------------------------------
  Foreign currency related transactions                                 (38,242)
--------------------------------------------------------------------------------
Accumulated net realized gain (loss)                               (161,054,786)
--------------------------------------------------------------------------------
Paid-in capital                                                   6,786,179,186
--------------------------------------------------------------------------------
Net assets, at value                                            $ 6,890,176,215
--------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.

------------------------------------------------------------------------------------------------
 Statement of Assets and Liabilities as of September 30, 2001 (continued)
------------------------------------------------------------------------------------------------
Net Asset Value
------------------------------------------------------------------------------------------------
Class AARP

Net Asset Value, offering and redemption price per share ($3,416,383,961 /
179,008,909 outstanding shares of beneficial interest, $.01 par value, unlimited
number of shares authorized)                                                    $         19.08
------------------------------------------------------------------------------------------------
Class S

Net Asset Value, offering and redemption price per share ($3,434,294,917 /
179,970,153 outstanding shares of beneficial interest, $.01 par value, unlimited
number of shares authorized)                                                    $         19.08
------------------------------------------------------------------------------------------------
Class A

Net Asset Value and redemption price per share ($22,570,249 / 1,188,651 outstanding shares of beneficial interest, $.01 par value, unlimited number of
shares authorized)                                                              $         18.99
------------------------------------------------------------------------------------------------
Maximum offering price per share (100 / 94.25 of $18.99)                        $         20.15
------------------------------------------------------------------------------------------------
Class B

Net Asset Value, offering and redemption price per share (subject to contingent deferred sales charge) ($13,295,264 / 701,047 outstanding shares of
beneficial interest, $.01 par value, unlimited number of shares authorized)     $         18.96
------------------------------------------------------------------------------------------------
Class C

Net Asset Value, offering and redemption price per share (subject to contingent deferred sales charge) ($3,631,824 / 191,476
outstanding shares of beneficial interest, $.01 par value,
unlimited number of shares authorized)                                          $         18.97
------------------------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
 Statement of Operations for the year ended September 30, 2001
--------------------------------------------------------------------------------

Investment Income
--------------------------------------------------------------------------------
Income:
Dividends (net of foreign taxes withheld of $2,513,699)         $   130,531,381
--------------------------------------------------------------------------------
Interest                                                              4,855,617
--------------------------------------------------------------------------------
Total Income                                                        135,386,998
--------------------------------------------------------------------------------
Expenses:
Management fee                                                       41,076,392
--------------------------------------------------------------------------------
Administrative fee                                                   27,413,227
--------------------------------------------------------------------------------
Distribution service fees                                                94,724
--------------------------------------------------------------------------------
Trustees' fees and expenses                                             185,763
--------------------------------------------------------------------------------
Other                                                                   335,748
--------------------------------------------------------------------------------
Total expenses, before expense reductions                            69,105,854
--------------------------------------------------------------------------------
Expense reductions                                                       (6,243)
--------------------------------------------------------------------------------
Total expenses, after expense reductions                             69,099,611
--------------------------------------------------------------------------------
Net investment income (loss)                                         66,287,387
--------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss) on Investment Transactions
--------------------------------------------------------------------------------
Net realized gain (loss) from:
Investments                                                         (28,589,204)
--------------------------------------------------------------------------------
Foreign currency related transactions                                   241,032
--------------------------------------------------------------------------------
                                                                    (28,348,172)
--------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) on:
Investments                                                      (2,441,572,292)
--------------------------------------------------------------------------------
Foreign currency related transactions                                    95,481
--------------------------------------------------------------------------------
                                                                 (2,441,476,811)
--------------------------------------------------------------------------------
Net gain (loss) on investment transactions                       (2,469,824,983)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations $(2,403,537,596)
--------------------------------------------------------------------------------



    The accompanying notes are an integral part of the financial statements.

------------------------------------------------------------------------------------
 Statements of Changes in Net Assets
------------------------------------------------------------------------------------
                                                     Nine Months
                                      Year Ended        Ended          Year Ended
Increase (Decrease) in Net           September 30,   September 30,    December 31,
Assets                                    2001           2000              1999
------------------------------------------------------------------------------------
Operations:
Net investment income (loss)      $    66,287,387  $    31,129,441  $   127,835,510
------------------------------------------------------------------------------------
Net realized gain (loss) on
investment transactions               (28,348,172)     526,852,291      204,568,011
------------------------------------------------------------------------------------
Net unrealized appreciation
(depreciation) on investment
transactions during the period     (2,441,476,811)    (443,434,428)      80,707,122
------------------------------------------------------------------------------------
Net increase (decrease) in net
assets resulting from operation    (2,403,537,596)     114,547,304      413,110,643
------------------------------------------------------------------------------------
Distributions to shareholders
from:
Net investment income:
  Class AARP                          (34,022,312)      (6,540,406)              --
------------------------------------------------------------------------------------
  Class S                             (36,888,673)     (24,110,895)    (134,071,528)
------------------------------------------------------------------------------------
  Class A                                 (87,138)          (5,565)        (131,770)
------------------------------------------------------------------------------------
  Class B                                     (93)              --               --
------------------------------------------------------------------------------------
  Class C                                    (162)              --               --
------------------------------------------------------------------------------------
Net realized gains:
  Class AARP                         (298,428,127)              --               --
------------------------------------------------------------------------------------
  Class S                            (316,124,883)     (46,198,585)    (177,492,521)
------------------------------------------------------------------------------------
  Class A                                (509,920)         (52,957)         (31,861)
------------------------------------------------------------------------------------
Fund share transactions:
Proceeds from shares sold             662,030,982      625,361,381    1,519,001,419
------------------------------------------------------------------------------------
Net assets acquired in tax-free
reorganizations                        35,225,719    5,468,339,280               --
------------------------------------------------------------------------------------
Reinvestment of distributions         622,603,436       71,677,113      294,028,961
------------------------------------------------------------------------------------
Cost of shares redeemed            (2,534,234,334)  (1,779,851,996)  (2,725,680,063)
------------------------------------------------------------------------------------
Net increase (decrease) in net
assets from Fund share
transactions                       (1,214,374,197)   4,385,525,778     (912,649,683)
------------------------------------------------------------------------------------
Increase (decrease) in net assets  (4,303,973,101)   4,423,164,674     (811,266,720)
------------------------------------------------------------------------------------
Net assets at beginning of period  11,194,149,316    6,770,984,642    7,582,251,362
------------------------------------------------------------------------------------
Net assets at end of period
(including undistributed net
investment income of $2,019,912
at September 30, 2000)            $ 6,890,176,215  $11,194,149,316  $ 6,770,984,642
------------------------------------------------------------------------------------



    The accompanying notes are an integral part of the financial statements.

Financial Highlights
--------------------------------------------------------------------------------

Class A^(a)

--------------------------------------------------------------------------------
 Year Ended September 30,                           2001^b     2000^c   1999^d
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of period                $26.86    $26.65   $28.16
--------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)^e                       .11      (.03)     .09
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investment transactions                            (6.31)      .46     (.76)
--------------------------------------------------------------------------------
  Total from investment operations                   (6.20)      .43     (.67)
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income                               (.11)     (.02)    (.22)
--------------------------------------------------------------------------------
  Net realized gains on investment transactions      (1.56)     (.20)    (.62)
--------------------------------------------------------------------------------
  Total distributions                                (1.67)     (.22)    (.84)
--------------------------------------------------------------------------------
Net asset value, end of period                      $18.99    $26.86   $26.65
--------------------------------------------------------------------------------
Total Return (%)f                                   (24.34)     1.62**  (2.31)**
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)                  23         8        6
--------------------------------------------------------------------------------
Ratio of expenses (%)                                 1.02      1.62^g*  1.34*
--------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)              .45      (.12)*    .98*
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                             57        55*      70
--------------------------------------------------------------------------------

^a   On December 29, 2000, Class R Shares were redesignated as Class A.

^b   For the year ended September 30, 2001.

^c For the nine months ended September 30, 2000. On February 7, 2000, the Fund changed its fiscal year end from December 31 to September 30.

^d For the period from August 2, 1999 (commencement of sales of Class R Shares) to December 31, 1999.

^e   Based on average shares outstanding during the period.

^f   Total return does not reflect the effect of sales charges.

^g The ratio of operating expenses excluding costs incurred in connection with the reorganization in fiscal 2000 was 1.60%.

*   Annualized

**  Not annualized

Class B

--------------------------------------------------------------------------------
 Year Ended September 30,                                               2001^a
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of period                                   $24.04
--------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)^b                                         (.06)
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investment transactions    (5.00)
--------------------------------------------------------------------------------
  Total from investment operations                                      (5.06)
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income                                                  (.02)
--------------------------------------------------------------------------------
  Total distributions                                                    (.02)
--------------------------------------------------------------------------------
Net asset value, end of period                                         $18.96
--------------------------------------------------------------------------------
Total Return (%)^c                                                     (21.03)**
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                     13
--------------------------------------------------------------------------------
Ratio of expenses (%)                                                    1.83*
--------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                                (.39)*
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                                                57
--------------------------------------------------------------------------------

^a For the period from December 29, 2000 (commencement of sales of Class B shares) to September 30, 2001.

^b   Based on average shares outstanding during the period.

^c   Total return does not reflect the effect of sales charges.

*   Annualized

**  Not annualized

Class C

--------------------------------------------------------------------------------
 Year Ended September 30,                                              2001^a
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of period                                   $24.04
--------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)^b                                         (.06)
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investment transactions    (4.99)
--------------------------------------------------------------------------------
  Total from investment operations                                      (5.05)
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income                                                  (.02)
--------------------------------------------------------------------------------
  Total distributions                                                    (.02)
--------------------------------------------------------------------------------
Net asset value, end of period                                         $18.97
--------------------------------------------------------------------------------
Total Return (%)^c                                                     (21.03)**
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                      4
--------------------------------------------------------------------------------
Ratio of expenses (%)                                                    1.80*
--------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                                (.36)*
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                                                57
--------------------------------------------------------------------------------

^a For the period from December 29, 2000 (commencement of sales of Class C shares) to September 30, 2001.

^b   Based on average shares outstanding during the period.

^c   Total return does not reflect the effect of sales charges.

*   Annualized

**  Not annualized

Notes to Financial Statements
--------------------------------------------------------------------------------

A. Significant Accounting Policies

Scudder Growth and Income Fund (the "Fund") is a diversified series of Investment Trust (the "Trust") which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers multiple classes of shares. On December 29, 2000 the Fund commenced offering additional shares: Class B and Class C. In addition, on December 29, 2000, Class R Shares were redesignated as Class A. These classes of shares provide investors with different purchase options. Class A shares are offered to investors subject to an initial sales charge. Class B shares are offered without an initial sales charge, but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are offered without an initial sales charge but are subject to higher ongoing expenses than Class A and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares do not convert into another class. Shares of Class AARP are designed for members of AARP. Class S and AARP shares are not subject to initial or contingent deferred sales charges. Class S shares are generally not available to new investors. Certain detailed information for the Class AARP and S shares is provided separately and is available upon request.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution service fees, administrative fees and certain other class-specific expenses. Differences in class expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading. Equity securities are valued at the most recent sale price reported on the exchange (U.S. or foreign) or over-the-counter market on which the security is traded most extensively. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost. Investments in open-end investment companies and Zurich Scudder Cash Management QP Trust are valued at their net asset value each business day.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Trustees.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the disposition of forward foreign currency exchange contracts and foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gains and losses on investment securities.

Repurchase Agreements. The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund, through its custodian or subcustodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to at least the principal amount of the repurchase price plus accrued interest.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, the Fund paid no federal income taxes and no federal income tax provision was required.

The Fund inherited approximately $2,943,000 of capital loses from its merger (see Note F) with Kemper US Growth and Income Fund, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until September 30, 2008 ($1,589,000), September 30, 2007 ($684,000), September 30, 2006 ($263,000) and September 30, 2005 ($407,000), the
respective expiration dates, whichever occurs first, subject to certain limitations imposed by Sections 382-384 of the Internal Revenue Code.

In addition, from November 1, 2000 through September 30, 2001, the Fund incurred approximately $127,758,000 of net realized capital losses. As permitted by tax regulations, the Fund intends to elect to defer these losses and treat them as arising in the fiscal year ending September 30, 2002.

Distribution of Income and Gains. Distributions of net investment income, if any, are made quarterly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investments in certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

Other. Investment transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Realized gains and losses from investment transactions are recorded on an identified cost basis. Other expenses in the Statement of Operations include ordinary changes of estimates in certain expenses.

B. Purchases and Sales of Securities

During the year ended September 30, 2001, purchases and sales of investment securities (excluding short-term investments) aggregated $5,134,088,089 and $6,987,458,002, respectively.

C. Related Parties

Management Agreement. Under the Investment Management Agreement (the "Management Agreement") with Zurich Scudder Investments Inc., ("ZSI" or the "Advisor"), formerly Scudder Kemper Investments, Inc., the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Management Agreement. The management fee payable under the Management Agreement is equal to an annual rate of 0.45% of the first

$14,000,000,000 of the Fund's average daily net assets, 0.425% of the next $2,000,000,000 of such net assets, 0.400% of the next $2,000,000,000 of such net assets and 0.385% of such net assets in excess of $18,000,000,000, computed and accrued daily and payable monthly.

Accordingly, for the year ended September 30, 2001, the fee pursuant to the Management Agreement were equivalent to an annual effective rate of 0.45% of the Fund's average daily net assets.

On September 24, 2001, Deutsche Bank and Zurich Financial Services, parent company of ZSI, the investment manager for the Fund, announced that they have signed an agreement in principle under which Deutsche Bank will acquire 100% of ZSI. The agreement in principle does not include ZSI's Threadneedle Investments in the U.K., which will be retained by Zurich Financial Services. Definitive transaction agreements are expected to be signed in the fourth quarter of 2001 and the transaction is expected to be completed, pending regulatory and shareholder approval and satisfaction of other conditions, in the first quarter of 2002.

Administrative Fee. Under the Administrative Agreement ("Administrative Agreement"), the Advisor provides or pays others to provide substantially all of the administrative services required by the Fund (other than those provided by ZSI under its Management Agreement with the Fund, as described above), in exchange for the payment by each class of the Fund of an administrative services fee (the "Administrative Fee") of 0.300% and 0.300%, of average daily net assets for Class AARP and S shares, respectively, computed and accrued daily and payable monthly. The Administrative Fee under the Administrative Agreement for Class A shares for the period October 1, 2000 through March 31, 2001, was equal to an annual rate of 0.300%; and for the period April 1, 2001 through September 30, 2001 was equal to an annual rate of 0.325% of average daily net assets, computed and accrued daily and payable monthly. The Administrative Fee for Class B and C shares, for the period December 29, 2000 (commencement of sales) through September 30, 2001, was equal to an annual rate of 0.375% and 0.350%, respectively, of the average daily net assets, computed and accrued daily and payable monthly.

Various third-party service providers, some of which are affiliated with ZSI, provide certain services to the Fund under the Administrative Agreement. Scudder Fund Accounting Corporation, a subsidiary of ZSI, computes the net asset value for the Fund and maintains the accounting records of the Fund. Scudder Service Corp. and Scudder Investments Service Company, also subsidiaries of ZSI, are the transfer, shareholder service and dividend-paying agents for the shares of the Fund. Scudder Trust Company, also a subsidiary of ZSI, provides subaccounting and recordkeeping services for shareholders in certain retirement and employee benefit plans. In addition, other service providers, not affiliated with ZSI, provide certain services (i.e., custody, legal, audit) to the Fund under the Administrative Agreement. ZSI pays the service providers for the provision of their services to the Fund and pays other Fund expenses, including insurance, registration, printing, postage and other costs. Certain expenses of the Fund will not be borne by ZSI under the Administrative Agreement, such as taxes, brokerage, interest and extraordinary expenses, and the fees and expenses of Independent Trustees (including the fees and expenses of their independent counsel). For the year ended September 30, 2001, the Administrative Fee was as follows:

                                                                    Unpaid at
                                                         Total     September 30,
Administrative Fee                                     Aggregated      2001
--------------------------------------------------------------------------------
Class AARP                                           $13,361,749   $   846,862
--------------------------------------------------------------------------------
Class S                                               13,984,468       875,547
--------------------------------------------------------------------------------
Class A                                                   44,948        10,064
--------------------------------------------------------------------------------
Class B                                                   17,205         4,443
--------------------------------------------------------------------------------
Class C                                                    4,857         1,189
--------------------------------------------------------------------------------
                                                     $27,413,227   $ 1,738,105
--------------------------------------------------------------------------------

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, Scudder Distributors, Inc. ("SDI") formerly Kemper Distributors, Inc., a subsidiary of the Advisor, receives a fee ("Distribution Fee") of 0.75% of average daily net assets of Class B and C shares. Pursuant to the agreement, SDI enters into related selling group agreements with various firms at various rates for sales of Class B and C shares. For the period December 29, 2000 (commencement of sales) through September 30, 2001, the Distribution Fee was as follows:

                                                                    Unpaid at
                                                        Total      September 30,
Distribution Fee                                      Aggregated       2001
--------------------------------------------------------------------------------
Class B                                              $    34,410   $     5,553
--------------------------------------------------------------------------------
Class C                                                   10,409         1,554
--------------------------------------------------------------------------------
                                                     $    44,819   $     7,107
--------------------------------------------------------------------------------

Effective December 29, 2000, in accordance with an amended and restated Distribution Service Agreement, SDI provides information and administrative services ("Service Fee") to Class A, B and C shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. SDI in turn has various agreements with financial services firms that provide these services and pays these fees based on assets of shareholder accounts the firms service. The amended agreement replaced the Administrative Services Agreement for Class A and did not result in any increase in fees or expenses to each such class. For the year ended September 30, 2001, the Service Fee was as follows:

                                                                    Unpaid at
                                                       Total       September 30,
Service Fee                                          Aggregated        2001
--------------------------------------------------------------------------------
Class A                                              $    34,965   $     7,688
--------------------------------------------------------------------------------
Class B                                                   11,470         1,572
--------------------------------------------------------------------------------
Class C                                                    3,470           539
--------------------------------------------------------------------------------
                                                     $    49,905   $     9,799
--------------------------------------------------------------------------------

Underwriting Agreement and Contingent Deferred Sales Charge. SDI is the principal underwriter for Class A, B and C shares. Underwriting commissions paid in connection with the distribution of Class A shares for the year ended September 30, 2001 aggregated $3,016.

In addition, SDI receives any contingent deferred sales charge (CDSC) from Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. CDSC are based on declining rates, ranging from 4% to 1% for Class B and 1% for Class C, of the value of the shares redeemed. For the period December 29, 2000 (commencement of sales) to September 30, 2001, the CDSC for Class B and C shares aggregated $9,927 and $3,898, respectively.

Trustees' Fees and Expenses. The Fund pays each of its Trustees not affiliated with the Advisor an annual retainer plus specified amounts for attended board and committee meetings.

Zurich Scudder Cash Management QP Trust. Pursuant to an Exemptive Order issued by the SEC, the Fund may invest in the Zurich Scudder Cash Management QP Trust (the "QP Trust") and other affiliated funds managed by Zurich Scudder Investments, Inc. The QP Trust seeks to provide as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The QP Trust does not pay ZSI a management fee for the affiliated funds' investments in the QP Trust. Distributions from the QP Trust to the Fund for the year ended September 30, 2001 totaled $1,728,043 and are reflected as divided income on the Statement of Operations.

Other Related Parties. AARP through its affiliates, monitors and approves the AARP Investment Program from ZSI. The Advisor has agreed to pay a fee to AARP and/or its affiliates in return for the use of the AARP trademark and services relating to investments by AARP members in Class AARP shares of the Fund. This fee is calculated on a daily basis as a percentage of the combined net assets of the AARP classes of all funds managed by the ZSI. The fee rates, which decrease as the aggregate net assets of the AARP classes become larger, are as follows:
0.07% for the first $6,000,000,000 of net assets, 0.06% for the next $10,000,000,000 of such net assets and 0.05% of such net assets thereafter. These amounts are used for the general purposes of AARP and its members.

D. Line of Credit

The Fund and several other affiliated funds (the "Participants") share in a $1 billion revolving credit facility with J.P. Morgan Chase & Co. for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, pro rata based upon net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.5 percent. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement.

E. Expense Off-Set Arrangement

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's expenses. For the year ended September 30, 2001, pursuant to the Administrative Agreement, the Administrative Fee was reduced by $6,243 for custodian credits earned.

F. Acquisition of Assets

On August 11, 2000, the Fund acquired all the net assets of AARP Growth and Income Fund pursuant to a plan of reorganization approved by shareholders on July 13, 2000. The acquisition was accomplished by a tax-free exchange of 201,860,288 Class AARP shares of the Fund for 113,796,879 shares of AARP Growth and Income Fund outstanding on August 11, 2000. AARP Growth and Income Fund's net assets at that date ($5,468,339,280), including $1,426,425,614 of net unrealized appreciation, were combined with those of the Fund. The aggregate net assets of the Fund immediately before the acquisition were $5,959,664,313. The combined net assets of the Fund immediately following the acquisition were $11,428,003,593.

In addition, on June 11, 2001, the Fund acquired all of the net assets of Kemper US Growth and Income Fund pursuant to a plan of reorganization approved by shareholders on May 24, 2001. The acquisition was accomplished by a tax-free exchange of 663,683 Class A shares, 685,719 Class B shares and 183,296 Class C shares of the Fund, respectively, for 1,515,710 Class A shares, 1,580,312 Class B shares and 422,678 Class C shares of the Kemper US Growth and Income Fund, respectively, outstanding on June 18, 2001. Kemper US Growth and Income Fund's net assets at that date ($35,225,719), including $3,114,645 of net unrealized appreciation, were combined with those of the Fund. The aggregate net assets of the Fund immediately before the acquisition were $8,826,842,117. The combined net assets of the Fund immediately following the acquisition were $8,862,067,836.

G. Share Transactions

The following tables summarize share and dollar activity in the Fund:

                           Year Ended                    Nine Months Ended
                       September 30, 2001                September 30, 2000
--------------------------------------------------------------------------------
                     Shares          Dollars          Shares          Dollars
--------------------------------------------------------------------------------

Shares sold
--------------------------------------------------------------------------------
Class AARP           4,891,554  $  112,745,124        1,144,852* $  31,161,017*
--------------------------------------------------------------------------------
Class S             22,732,556     528,783,650       22,174,110    589,203,485
--------------------------------------------------------------------------------
Class A**              751,281      17,593,835          189,097      4,996,879
--------------------------------------------------------------------------------
Class B***              85,175       1,815,418               --             --
--------------------------------------------------------------------------------
Class C***              50,065       1,092,955               --             --
--------------------------------------------------------------------------------
                                $  662,030,982                  $  625,361,381
--------------------------------------------------------------------------------

Shares issued in tax-free reorganization
--------------------------------------------------------------------------------
Class AARP                  --  $           --      201,860,288 $5,468,339,280
--------------------------------------------------------------------------------
Class A                663,683      15,264,853               --             --
--------------------------------------------------------------------------------
Class B                685,719      15,750,507               --             --
--------------------------------------------------------------------------------
Class C                183,296       4,210,359               --             --
--------------------------------------------------------------------------------
                                $   35,225,719                  $5,468,339,280
--------------------------------------------------------------------------------

Shares issued to shareholders in reinvestment of distributions
--------------------------------------------------------------------------------
Class AARP          12,585,762  $  301,444,917          217,979* $   5,841,818*
--------------------------------------------------------------------------------
Class S             13,380,730     320,567,169        2,441,256     65,776,773
--------------------------------------------------------------------------------
Class A**               25,074         591,120            2,184         58,522
--------------------------------------------------------------------------------
Class B***                   3              68               --             --
--------------------------------------------------------------------------------
Class C***                   8             162               --             --
--------------------------------------------------------------------------------
                                $  622,603,436                  $   71,677,113
--------------------------------------------------------------------------------

                           Year Ended                    Nine Months Ended
                       September 30, 2001                September 30, 2000
--------------------------------------------------------------------------------
                     Shares          Dollars          Shares          Dollars
--------------------------------------------------------------------------------

Shares redeemed
--------------------------------------------------------------------------------
Class AARP         (36,660,299)  $(838,337,971)      (5,031,227) $(137,484,977)*
--------------------------------------------------------------------------------
Class S            (72,079,337) (1,681,169,468)     (62,123,404)(1,638,731,382)
--------------------------------------------------------------------------------
Class A**             (531,276)    (12,372,715)        (137,038)    (3,635,637)
--------------------------------------------------------------------------------
Class B***             (69,850)     (1,469,358)              --             --
--------------------------------------------------------------------------------
Class C***             (41,893)       (884,822)              --             --
--------------------------------------------------------------------------------
                               $(2,534,234,334)                $(1,779,851,996)
--------------------------------------------------------------------------------

Net increase (decrease)
--------------------------------------------------------------------------------
Class AARP         (19,182,983)  $(424,147,930)     198,191,892 $5,367,857,138*
--------------------------------------------------------------------------------
Class S            (35,966,051)   (831,818,649)     (37,508,038)  (983,751,124)
--------------------------------------------------------------------------------
Class A**              908,762      21,077,093           54,243      1,419,764
--------------------------------------------------------------------------------
Class B***             701,047      16,096,635               --             --
--------------------------------------------------------------------------------
Class C***             191,476       4,418,654               --             --
--------------------------------------------------------------------------------
                               $(1,214,374,197)                 $4,385,525,778
--------------------------------------------------------------------------------


                                                    Year Ended December 31, 1999
--------------------------------------------------------------------------------
                                                     Shares           Dollars
--------------------------------------------------------------------------------

Shares sold
--------------------------------------------------------------------------------
Class S                                            55,610,771   $1,512,658,263
--------------------------------------------------------------------------------
Class A+                                              236,864        6,343,156
--------------------------------------------------------------------------------
                                                                $1,519,001,419
--------------------------------------------------------------------------------

Shares issued to shareholders in reinvestment of distributions
--------------------------------------------------------------------------------
Class S                                            11,116,741   $  293,871,537
--------------------------------------------------------------------------------
Class A+                                                6,011          157,424
--------------------------------------------------------------------------------
                                                                $  294,028,961
--------------------------------------------------------------------------------

Shares redeemed
--------------------------------------------------------------------------------
Class S                                          (101,429,027) $(2,725,221,775)
--------------------------------------------------------------------------------
Class A+                                              (17,229)        (458,288)
--------------------------------------------------------------------------------
                                                               $(2,725,680,063)
--------------------------------------------------------------------------------

                                                            Year Ended
                                                         December 31, 1999
--------------------------------------------------------------------------------
                                                    Shares          Dollars
--------------------------------------------------------------------------------
Net increase (decrease)
--------------------------------------------------------------------------------
Class S                                           (34,701,515)   $(918,691,975)
--------------------------------------------------------------------------------
Class A+                                              225,646        6,042,292
--------------------------------------------------------------------------------
                                                                 $(912,649,683)
--------------------------------------------------------------------------------

* For the period from August 14, 2000 (commencement of sales of Class AARP shares) to September 30, 2000.

**   On December 29, 2000, Class R Shares were redesignated as Class A.

*** For the period from December 29, 2000 (commencement of sales of Class B and Class C shares) to September 30, 2001.

+ For the period from August 2, 1999 (commencement of sales of Class A shares) to December 31, 1999.

Report of Independent Accountants
--------------------------------------------------------------------------------


To the Trustees of Investment Trust and Shareholders of Scudder Growth and Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights included herein, present fairly, in all material respects, the financial position of Scudder Growth and Income Fund (the "Fund") at September 30, 2001, and the results of its operations, the changes in its net assets and the financial highlights of the classes presented for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights presented (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

Boston, Massachusetts                                PricewaterhouseCoopers LLP
November 12, 2001

Tax Information                                                     (Unaudited)
--------------------------------------------------------------------------------

The Class A, AARP and S Shares of the Fund paid distributions of $1.56 per share from net long-term capital gains during their year ended September 30, 2001, of which 100% represents 20% gains.

Pursuant to Section 852 of the Internal Revenue Code, the Fund designates $78,544,000 as capital gain dividends for its year ended September 30, 2001, of which 100% represents 20% rate gains.

For corporate shareholders, 100% of the income dividends paid during the Fund's year ended September 30, 2001 qualified for the dividends received deduction.

Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call 1-800-SCUDDER.

Officers and Trustees
--------------------------------------------------------------------------------

Linda C. Coughlin*
   President and Trustee

Henry P. Becton, Jr.
   Trustee; President, WGBH Educational
   Foundation

Dawn-Marie Driscoll
   Trustee; President, Driscoll Associates;
   Executive Fellow, Center for Business
   Ethics, Bentley College

Edgar R. Fiedler
   Trustee; Senior Fellow and
   Economic Counsellor, The
   Conference Board, Inc.

Keith R. Fox
   Trustee; General Partner,
   The Exeter Group of Funds

Jean Gleason Stromberg
   Trustee; Consultant

Jean C. Tempel
   Trustee; Managing Director,
   First Light Capital, LLC

Steven Zaleznick
   Trustee; President and Chief Executive
   Officer, AARP Services, Inc.

Thomas V. Bruns*
   Vice President

William F. Gadsden*
   Vice President

William F. Glavin, Jr.*
   Vice President

Gary A. Langbaum*
   Vice President

James E. Masur*
   Vice President

Kathleen T. Millard*
   Vice President

Howard S. Schneider*
   Vice President

Robert D. Tymoczko*
   Vice President

John Millette*
   Vice President and Secretary

Kathryn L. Quirk*
   Vice President and Assistant Secretary

John R. Hebble*
   Treasurer

Thomas Lally*
   Assistant Treasurer

Brenda Lyons*
   Assistant Treasurer

Caroline Pearson*
   Assistant Secretary

*   Zurich Scudder Investments, Inc.

Investment Products and Services
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 Scudder Funds
--------------------------------------------------------------------------------

Core

   Scudder Blue Chip Fund
   Scudder Focus Value+Growth Fund
   Scudder Growth and Income Fund
   Scudder Research Fund
   Scudder S&P 500 Stock Fund
   Scudder Select 500 Fund
   Scudder Small Company Stock Fund
   Scudder Target 2011 Fund
   Scudder Total Return Fund

Growth

   Scudder 21st Century Growth Fund
   Scudder Aggressive Growth Fund
   Scudder Capital Growth Fund
   Scudder Dynamic Growth Fund
   Scudder Focus Growth Fund
   Scudder Growth Fund
   Scudder Large Company Growth Fund
   Scudder Select 1000
   Growth Fund

Value

   Scudder Contrarian Fund
   Scudder Dividend & Growth Fund
   Scudder-Dreman High Return Equity Fund
   Scudder Large Company Value Fund
   Scudder Small Cap Value Fund

Sector

   Scudder-Dreman Financial Services Fund
   Scudder Gold Fund
   Scudder Health Care Fund
   Scudder Technology Fund
   Scudder Technology Innovation Fund

Asset Allocation

   Scudder Pathway Conservative Portfolio
   Scudder Pathway Moderate Portfolio
   Scudder Pathway Growth Portfolio

Global/International

   Scudder Emerging Markets Growth Fund
   Scudder Emerging Markets Income Fund
   Scudder Global Fund
   Scudder Global Bond Fund
   Scudder Global Discovery Fund
   Scudder Greater Europe Growth Fund
   Scudder International Fund
   Scudder International Research Fund
   Scudder Latin America Fund
   Scudder New Europe Fund
   Scudder Pacific Opportunities Fund
   The Japan Fund, Inc.

Income

   Scudder Cash Reserves Fund
   Scudder Floating Rate Fund
   Scudder High-Yield Fund
   Scudder High-Yield Opportunity Fund
   Scudder Income Fund
   Scudder Short-Term Bond Fund
   Scudder Strategic Income Fund
   Scudder U.S. Government Securities Fund

Tax-Free Income

   Scudder California Tax-Free Income
   Fund Scudder Florida Tax-Free Income Fund
   Scudder High-Yield Tax-Free Fund
   Scudder Managed Municipal Bonds
   Scudder Massachusetts Tax-Free Fund
   Scudder Medium-Term Tax-Free Fund
   Scudder New York Tax-Free IncomeFund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 Retirement Programs and Education Accounts
--------------------------------------------------------------------------------

Retirement Programs
   Traditional IRA
   Roth IRA
   SEP-IRA
   Inherited IRA
   Keogh Plan
   401(k), 403(b) Plans
   Variable Annuities
Education Accounts
   Education IRA
   UGMA/UTMA
   IRA for Minors

--------------------------------------------------------------------------------
 Closed-End Funds
--------------------------------------------------------------------------------

   The Argentina Fund, Inc.
   The Brazil Fund, Inc.
   The Korea Fund, Inc.
   Montgomery Street Income Securities, Inc.
   Scudder Global High Income Fund, Inc.
   Scudder New Asia Fund, Inc.
   Scudder High Income Trust
   Scudder Intermediate Government Trust
   Scudder Multi-Market Income Trust
   Scudder Strategic Income Trust
   Scudder Strategic Municipal Income Trust
   Scudder Municipal Income Trust
--------------------------------------------------------------------------------

Scudder funds are offered by prospectus only. For more complete information on any fund or variable annuity registered in your state, including information about a fund's objectives, strategies, risks, advisory fees, distribution charges, and other expenses, please order a free prospectus. Read the prospectus before investing in any fund to ensure the fund is appropriate for your goals and risk tolerance. There is no assurance that the objective of any fund will be achieved, and fund returns and net asset values fluctuate. Shares are redeemable at current net asset value, which may be more or less than their original cost.

A money market mutual fund investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market mutual fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in such a fund.

The services and products described should not be considered a solicitation to buy or an offer to sell a security to any person in any jurisdiction where such offer, solicitation, purchase, or sale would be unlawful under the securities laws of such jurisdiction.

Scudder Investor Services, Inc.

Account Management Resources

--------------------------------------------------------------------------------
      Legal Counsel   Dechert

                      Ten Post Office Square South
                      Boston, MA 02109
--------------------------------------------------------------------------------
        Shareholder   Scudder Investments Service Company
      Service Agent
                      P.O. Box 219151
                      Kansas City, MO 64121
--------------------------------------------------------------------------------
      Custodian and   State Street Bank and Trust Company
     Transfer Agent
                      225 Franklin Street
                      Boston, MA 02110
--------------------------------------------------------------------------------
        Independent   PricewaterhouseCoopers LLP
        Accountants
                      160 Federal Street
                      Boston, MA 02110
--------------------------------------------------------------------------------
          Principal   Scudder Distributors, Inc.
        Underwriter
                      222 South Riverside Plaza
                      Chicago, IL 60606
                      www.scudder.com
                      (800) 621-1048
--------------------------------------------------------------------------------

Notes
--------------------------------------------------------------------------------

Notes
--------------------------------------------------------------------------------

Notes
--------------------------------------------------------------------------------

Notes
--------------------------------------------------------------------------------

SCUDDER
INVESTMENTS


222 South Riverside Plaza
Chicago, IL 60606-5808




A member of [LOGO] Zurich Scudder Investments